Quarterly Report
March 31, 2025
Elfun Diversified Fund

Elfun Diversified Fund
Quarterly Report
March 31, 2025

Page
Schedule of Investments	1
Notes to Schedule of Investments	29

Elfun Diversified Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Domestic Equity - 36.1% †
Common Stock - 36.1%
Advertising - 0.0% *
Interpublic Group of Cos., Inc.	477	$12,955
Omnicom Group, Inc.	267	22,137
		35,092
Aerospace & Defense - 0.8%
Axon Enterprise, Inc. (a)(b)	98	51,543
Boeing Co. (a)(b)	1,011	172,426
General Dynamics Corp.	342	93,222
General Electric Co.	1,446	289,417
Howmet Aerospace, Inc.	551	71,481
Huntington Ingalls Industries, Inc.	49	9,998
L3Harris Technologies, Inc.	257	53,793
Lockheed Martin Corp.	282	125,972
Northrop Grumman Corp.	181	92,674
RTX Corp.	1,799	238,296
Textron, Inc.	255	18,424
TransDigm Group, Inc.	76	105,130
		1,322,376
Agricultural & Farm Machinery - 0.1%
Deere & Co. (a)	341	160,048
Agricultural Products & Services - 0.0% *
Archer-Daniels-Midland Co. (a)	652	31,302
Bunge Global SA (a)	183	13,985
		45,287
Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc. (a)	151	15,463
Expeditors International of Washington, Inc.	192	23,088
FedEx Corp.	299	72,890
United Parcel Service, Inc., Class B (a)	990	108,890
		220,331
Apparel Retail - 0.1%
Ross Stores, Inc.	450	57,506
TJX Cos., Inc.	1,515	184,527
		242,033
Apparel, Accessories & Luxury Goods - 0.0% *
Lululemon Athletica, Inc. (b)	153	43,308
Ralph Lauren Corp.	52	11,479
Tapestry, Inc.	279	19,644
		74,431
Application Software - 0.9%
Adobe, Inc. (a)(b)	587	225,132
ANSYS, Inc. (a)(b)	119	37,671
Autodesk, Inc. (a)(b)	291	76,184
Cadence Design Systems, Inc. (a)(b)	372	94,611
Fair Isaac Corp. (b)	33	60,857
Intuit, Inc.	377	231,474
Palantir Technologies, Inc., Class A (b)	2,746	231,762
PTC, Inc. (b)	155	24,017
Roper Technologies, Inc.	145	85,489
Salesforce, Inc.	1,291	346,453
Synopsys, Inc. (b)	208	89,201
Tyler Technologies, Inc. (b)	58	33,721
	Number of Shares	Fair Value
Workday, Inc., Class A (b)	289	$67,490
		1,604,062
Asset Management & Custody Banks - 0.4%
Ameriprise Financial, Inc. (a)	130	62,934
Bank of New York Mellon Corp. (a)	967	81,102
Blackrock, Inc. (a)	195	184,564
Blackstone, Inc. (a)	977	136,565
Franklin Resources, Inc.	447	8,605
Invesco Ltd.	588	8,920
KKR & Co., Inc.	914	105,667
Northern Trust Corp.	255	25,156
State Street Corp. (c)	374	33,484
T. Rowe Price Group, Inc.	286	26,275
		673,272
Automobile Manufacturers - 0.6%
Ford Motor Co.	5,301	53,169
General Motors Co.	1,341	63,067
Tesla, Inc. (b)	3,771	977,293
		1,093,529
Automotive Retail - 0.1%
AutoZone, Inc. (a)(b)	22	83,881
CarMax, Inc. (a)(b)	209	16,286
O'Reilly Automotive, Inc. (b)	78	111,741
		211,908
Biotechnology - 0.7%
AbbVie, Inc. (a)	2,379	498,448
Amgen, Inc. (a)	726	226,185
Biogen, Inc. (a)(b)	199	27,231
Gilead Sciences, Inc.	1,685	188,804
Incyte Corp. (b)	197	11,928
Moderna, Inc. (b)	467	13,240
Regeneron Pharmaceuticals, Inc.	143	90,695
Vertex Pharmaceuticals, Inc. (b)	346	167,748
		1,224,279
Brewers - 0.0% *
Molson Coors Beverage Co., Class B	223	13,574
Broadcasting - 0.0% *
Fox Corp., Class A	283	16,018
Fox Corp., Class B	184	9,699
Paramount Global, Class B	719	8,599
		34,316
Broadline Retail - 1.4%
Amazon.com, Inc. (a)(b)	12,695	2,415,351
eBay, Inc. (a)	651	44,092
		2,459,443
Building Products - 0.2%
A.O. Smith Corp. (a)	144	9,412
Allegion PLC (a)	111	14,481
Builders FirstSource, Inc. (a)(b)	148	18,491
Carrier Global Corp. (a)	1,088	68,979
Johnson Controls International PLC	890	71,298
Lennox International, Inc.	43	24,116
Masco Corp.	277	19,263

See Notes to Schedule of Investments.
Elfun Diversified Fund	1

Elfun Diversified Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Trane Technologies PLC	298	$100,402
		326,442
Cable & Satellite - 0.1%
Charter Communications, Inc., Class A (a)(b)	131	48,277
Comcast Corp., Class A (a)	5,082	187,526
		235,803
Cargo Ground Transportation - 0.0% *
JB Hunt Transport Services, Inc.	104	15,387
Old Dominion Freight Line, Inc.	255	42,190
		57,577
Casinos & Gaming - 0.0% *
Caesars Entertainment, Inc. (a)(b)	285	7,125
Las Vegas Sands Corp.	447	17,268
MGM Resorts International (b)	315	9,336
Wynn Resorts Ltd.	118	9,853
		43,582
Commodity Chemicals - 0.0% *
Dow, Inc. (a)	954	33,314
LyondellBasell Industries NV, Class A	334	23,513
		56,827
Communications Equipment - 0.3%
Arista Networks, Inc. (a)(b)	1,398	108,317
Cisco Systems, Inc. (a)	5,367	331,198
F5, Inc. (b)	75	19,970
Juniper Networks, Inc.	424	15,345
Motorola Solutions, Inc.	226	98,945
		573,775
Computer & Electronics Retail - 0.0% *
Best Buy Co., Inc. (a)	268	19,727
Construction & Engineering - 0.0% *
Quanta Services, Inc.	201	51,090
Construction Machinery & Heavy Transportation Equipment - 0.2%
Caterpillar, Inc. (a)	644	212,391
Cummins, Inc. (a)	186	58,300
PACCAR, Inc.	711	69,230
Westinghouse Air Brake Technologies Corp.	234	42,436
		382,357
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	83	39,685
Vulcan Materials Co.	180	41,994
		81,679
Consumer Electronics - 0.0% *
Garmin Ltd.	209	45,380
Consumer Finance - 0.2%
American Express Co. (a)	748	201,249
Capital One Financial Corp. (a)	517	92,698
Discover Financial Services (a)	341	58,209
Synchrony Financial	501	26,523
		378,679
	Number of Shares	Fair Value
Consumer Staples Merchandise Retail - 0.7%
Costco Wholesale Corp. (a)	598	$565,576
Dollar General Corp. (a)	283	24,884
Dollar Tree, Inc. (a)(b)	259	19,443
Target Corp.	625	65,225
Walmart, Inc.	5,845	513,133
		1,188,261
Copper - 0.0% *
Freeport-McMoRan, Inc.	1,949	73,789
Data Center REITs - 0.1%
Digital Realty Trust, Inc. (a)	423	60,612
Equinix, Inc. (a)	131	106,811
		167,423
Data Processing & Outsourced Services - 0.0% *
Broadridge Financial Solutions, Inc. (a)	159	38,551
Distillers & Vintners - 0.0% *
Brown-Forman Corp., Class B (a)	243	8,248
Constellation Brands, Inc., Class A (a)	212	38,906
		47,154
Distributors - 0.0% *
Genuine Parts Co.	179	21,326
LKQ Corp.	333	14,166
Pool Corp.	49	15,599
		51,091
Diversified Banks - 1.2%
Bank of America Corp. (a)	8,922	372,315
Citigroup, Inc. (a)	2,529	179,534
Fifth Third Bancorp	913	35,790
JPMorgan Chase & Co.	3,768	924,290
KeyCorp	1,274	20,371
PNC Financial Services Group, Inc.	537	94,389
U.S. Bancorp	2,113	89,211
Wells Fargo & Co.	4,432	318,173
		2,034,073
Diversified Financial Services - 0.1%
Apollo Global Management, Inc. (a)	606	82,986
Diversified Support Services - 0.1%
Cintas Corp. (a)	464	95,366
Copart, Inc. (a)(b)	1,189	67,285
		162,651
Drug Retail - 0.0% *
Walgreens Boots Alliance, Inc.	959	10,712
Electric Utilities - 0.6%
Alliant Energy Corp. (a)	337	21,686
American Electric Power Co., Inc. (a)	722	78,893
Constellation Energy Corp. (a)	424	85,491
Duke Energy Corp. (a)	1,045	127,459
Edison International (a)	528	31,110
Entergy Corp. (a)	583	49,841
Evergy, Inc.	315	21,719
Eversource Energy	500	31,055

See Notes to Schedule of Investments.
2	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Exelon Corp.	1,364	$62,853
FirstEnergy Corp.	660	26,677
NextEra Energy, Inc.	2,780	197,074
NRG Energy, Inc.	261	24,915
PG&E Corp.	2,971	51,042
Pinnacle West Capital Corp.	145	13,811
PPL Corp.	1,005	36,291
Southern Co.	1,482	136,270
Xcel Energy, Inc.	780	55,216
		1,051,403
Electrical Components & Equipment - 0.2%
AMETEK, Inc. (a)	314	54,052
Eaton Corp. PLC (a)	535	145,429
Emerson Electric Co. (a)	760	83,326
Generac Holdings, Inc. (b)	76	9,625
Hubbell, Inc.	69	22,833
Rockwell Automation, Inc.	154	39,791
		355,056
Electronic Components - 0.1%
Amphenol Corp., Class A (a)	1,632	107,043
Corning, Inc. (a)	1,047	47,932
		154,975
Electronic Equipment & Instruments - 0.1%
Keysight Technologies, Inc. (b)	236	35,346
Teledyne Technologies, Inc. (b)	64	31,853
Trimble, Inc. (b)	324	21,271
Zebra Technologies Corp., Class A (b)	66	18,649
		107,119
Electronic Manufacturing Services - 0.0% *
Jabil, Inc.	145	19,730
Environmental & Facilities Services - 0.1%
Republic Services, Inc.	276	66,836
Rollins, Inc.	360	19,451
Veralto Corp.	337	32,841
Waste Management, Inc.	494	114,366
		233,494
Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc. (a)	234	18,287
Corteva, Inc. (a)	933	58,714
Mosaic Co.	383	10,345
		87,346
Financial Exchanges & Data - 0.4%
Cboe Global Markets, Inc. (a)	143	32,359
CME Group, Inc. (a)	488	129,462
FactSet Research Systems, Inc.	52	23,641
Intercontinental Exchange, Inc.	777	134,033
MarketAxess Holdings, Inc.	45	9,736
Moody's Corp.	209	97,329
MSCI, Inc.	106	59,943
Nasdaq, Inc.	563	42,709
S&P Global, Inc.	424	215,434
		744,646
Food Distributors - 0.0% *
Sysco Corp.	667	50,052
	Number of Shares	Fair Value
Food Retail - 0.0% *
Kroger Co.	903	$61,124
Footwear - 0.1%
Deckers Outdoor Corp. (a)(b)	196	21,915
NIKE, Inc., Class B	1,592	101,060
		122,975
Gas Utilities - 0.0% *
Atmos Energy Corp. (a)	212	32,771
Gold - 0.0% *
Newmont Corp.	1,544	74,544
Health Care REITs - 0.1%
Alexandria Real Estate Equities, Inc. (a)	213	19,705
Healthpeak Properties, Inc.	960	19,411
Ventas, Inc.	571	39,262
Welltower, Inc.	801	122,721
		201,099
Healthcare Distributors - 0.1%
Cardinal Health, Inc. (a)	329	45,327
Cencora, Inc. (a)	233	64,795
Henry Schein, Inc. (b)	159	10,890
McKesson Corp.	169	113,735
		234,747
Healthcare Equipment - 0.9%
Abbott Laboratories (a)	2,326	308,544
Baxter International, Inc. (a)	656	22,455
Becton Dickinson & Co. (a)	387	88,646
Boston Scientific Corp. (a)(b)	1,993	201,054
Dexcom, Inc. (a)(b)	532	36,330
Edwards Lifesciences Corp. (a)(b)	801	58,057
GE HealthCare Technologies, Inc.	620	50,040
Hologic, Inc. (b)	298	18,408
IDEXX Laboratories, Inc. (b)	111	46,614
Insulet Corp. (b)	90	23,635
Intuitive Surgical, Inc. (b)	481	238,225
Medtronic PLC	1,734	155,817
ResMed, Inc.	199	44,546
STERIS PLC	135	30,598
Stryker Corp.	464	172,724
Zimmer Biomet Holdings, Inc.	272	30,785
		1,526,478
Healthcare Facilities - 0.1%
HCA Healthcare, Inc.	241	83,278
Universal Health Services, Inc., Class B	75	14,092
		97,370
Healthcare Services - 0.2%
Cigna Group (a)	369	121,401
CVS Health Corp. (a)	1,703	115,378
DaVita, Inc. (a)(b)	54	8,260
Labcorp Holdings, Inc.	108	25,136
Quest Diagnostics, Inc.	143	24,196
		294,371
Healthcare Supplies - 0.0% *
Align Technology, Inc. (a)(b)	90	14,297

See Notes to Schedule of Investments.
Elfun Diversified Fund	3

Elfun Diversified Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Cooper Cos., Inc. (a)(b)	273	$23,028
Solventum Corp. (b)	183	13,915
		51,240
Heavy Electrical Equipment - 0.1%
GE Vernova, Inc.	373	113,869
Home Building - 0.1%
DR Horton, Inc. (a)	382	48,564
Lennar Corp., Class A	315	36,156
NVR, Inc. (b)	4	28,977
PulteGroup, Inc.	280	28,784
		142,481
Home Furnishing Retail - 0.0% *
Williams-Sonoma, Inc.	166	26,245
Home Furnishings - 0.0% *
Mohawk Industries, Inc. (b)	67	7,650
Home Improvement Retail - 0.4%
Home Depot, Inc.	1,339	490,730
Lowe's Cos., Inc.	761	177,488
		668,218
Hotel & Resort REITs - 0.0% *
Host Hotels & Resorts, Inc.	896	12,732
Hotels, Resorts & Cruise Lines - 0.3%
Airbnb, Inc., Class A (a)(b)	587	70,123
Booking Holdings, Inc. (a)	44	202,704
Carnival Corp. (a)(b)	1,338	26,131
Expedia Group, Inc.	168	28,241
Hilton Worldwide Holdings, Inc.	324	73,726
Marriott International, Inc., Class A	308	73,366
Norwegian Cruise Line Holdings Ltd. (b)	580	10,997
Royal Caribbean Cruises Ltd.	335	68,822
		554,110
Household Products - 0.4%
Church & Dwight Co., Inc. (a)	334	36,770
Clorox Co. (a)	159	23,413
Colgate-Palmolive Co. (a)	1,094	102,508
Kimberly-Clark Corp. (a)	452	64,283
Procter & Gamble Co.	3,160	538,527
		765,501
Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc. (a)	544	166,208
Dayforce, Inc. (a)(b)	202	11,783
Paychex, Inc.	434	66,957
Paycom Software, Inc.	62	13,546
		258,494
Independent Power Producers & Energy Traders - 0.0% *
AES Corp. (a)	914	11,352
Vistra Corp.	462	54,257
		65,609
Industrial Conglomerates - 0.2%
3M Co. (a)	722	106,033
Honeywell International, Inc.	879	186,128
		292,161
	Number of Shares	Fair Value
Industrial Gases - 0.2%
Air Products & Chemicals, Inc. (a)	301	$88,771
Linde PLC	643	299,406
		388,177
Industrial Machinery & Supplies & Components - 0.3%
Dover Corp. (a)	187	32,852
Fortive Corp.	442	32,346
IDEX Corp.	104	18,821
Illinois Tool Works, Inc.	360	89,284
Ingersoll Rand, Inc.	548	43,856
Nordson Corp.	70	14,120
Otis Worldwide Corp.	542	55,934
Parker-Hannifin Corp.	174	105,766
Pentair PLC	212	18,546
Snap-on, Inc.	67	22,580
Stanley Black & Decker, Inc.	198	15,222
Xylem, Inc.	330	39,422
		488,749
Industrial REITs - 0.1%
Prologis, Inc.	1,253	140,073
Insurance Brokers - 0.3%
Aon PLC, Class A (a)	293	116,933
Arthur J Gallagher & Co. (a)	338	116,691
Brown & Brown, Inc. (a)	323	40,181
Marsh & McLennan Cos., Inc.	664	162,036
Willis Towers Watson PLC	131	44,272
		480,113
Integrated Oil & Gas - 0.6%
Chevron Corp. (a)	2,243	375,232
Exxon Mobil Corp.	5,866	697,643
Occidental Petroleum Corp.	919	45,362
		1,118,237
Integrated Telecommunication Services - 0.3%
AT&T, Inc. (a)	9,696	274,203
Verizon Communications, Inc.	5,641	255,876
		530,079
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc. (a)	324	46,824
Take-Two Interactive Software, Inc. (b)	222	46,010
		92,834
Interactive Media & Services - 2.2%
Alphabet, Inc., Class A (a)	7,860	1,215,470
Alphabet, Inc., Class C (a)	6,370	995,185
Match Group, Inc.	349	10,889
Meta Platforms, Inc., Class A	2,943	1,696,228
		3,917,772
Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (a)(b)	193	15,536
GoDaddy, Inc., Class A (b)	191	34,407
VeriSign, Inc. (b)	106	26,910
		76,853
Investment Banking & Brokerage - 0.4%
Charles Schwab Corp. (a)	2,305	180,435
Goldman Sachs Group, Inc.	420	229,442

See Notes to Schedule of Investments.
4	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Morgan Stanley	1,667	$194,489
Raymond James Financial, Inc.	249	34,589
		638,955
IT Consulting & Other Services - 0.2%
Cognizant Technology Solutions Corp., Class A (a)	673	51,485
EPAM Systems, Inc. (a)(b)	73	12,325
Gartner, Inc. (b)	105	44,073
International Business Machines Corp.	1,240	308,338
		416,221
Leisure Products - 0.0% *
Hasbro, Inc.	176	10,822
Life & Health Insurance - 0.1%
Aflac, Inc. (a)	667	74,164
Globe Life, Inc.	111	14,621
MetLife, Inc.	789	63,349
Principal Financial Group, Inc.	270	22,780
Prudential Financial, Inc.	484	54,053
		228,967
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc. (a)	390	45,622
Bio-Techne Corp. (a)	203	11,902
Charles River Laboratories International, Inc. (a)(b)	71	10,687
Danaher Corp. (a)	862	176,710
IQVIA Holdings, Inc. (b)	225	39,667
Mettler-Toledo International, Inc. (b)	27	31,885
Revvity, Inc.	159	16,822
Thermo Fisher Scientific, Inc.	513	255,269
Waters Corp. (b)	81	29,854
West Pharmaceutical Services, Inc.	93	20,821
		639,239
Managed Healthcare - 0.5%
Centene Corp. (a)(b)	668	40,554
Elevance Health, Inc. (a)	314	136,578
Humana, Inc.	164	43,394
Molina Healthcare, Inc. (b)	75	24,704
UnitedHealth Group, Inc. (a)	1,240	649,450
		894,680
Metal, Glass & Plastic Containers - 0.0% *
Ball Corp. (a)	383	19,943
Movies & Entertainment - 0.5%
Live Nation Entertainment, Inc. (b)	214	27,944
Netflix, Inc. (b)	575	536,205
TKO Group Holdings, Inc.	90	13,753
Walt Disney Co.	2,436	240,433
Warner Bros Discovery, Inc. (b)	3,043	32,651
		850,986
Multi-Family Residential REITs - 0.1%
AvalonBay Communities, Inc. (a)	193	41,422
Camden Property Trust (a)	137	16,755
Equity Residential	465	33,285
Essex Property Trust, Inc.	83	25,445
	Number of Shares	Fair Value
Mid-America Apartment Communities, Inc.	160	$26,813
UDR, Inc.	385	17,390
		161,110
Multi-Line Insurance - 0.0% *
American International Group, Inc. (a)	800	69,552
Multi-Sector Holdings - 0.8%
Berkshire Hathaway, Inc., Class B (a)(b)	2,466	1,313,342
Multi-Utilities - 0.3%
Ameren Corp. (a)	364	36,546
CenterPoint Energy, Inc. (a)	889	32,208
CMS Energy Corp. (a)	408	30,645
Consolidated Edison, Inc. (a)	471	52,088
Dominion Energy, Inc. (a)	1,139	63,864
DTE Energy Co. (a)	282	38,992
NiSource, Inc.	600	24,054
Public Service Enterprise Group, Inc.	677	55,717
Sempra	860	61,370
WEC Energy Group, Inc.	430	46,861
		442,345
Office REITs - 0.0% *
BXP, Inc. (a)	185	12,430
Oil & Gas Equipment & Services - 0.1%
Baker Hughes Co. (a)	1,343	59,025
Halliburton Co.	1,131	28,694
Schlumberger NV	1,888	78,918
		166,637
Oil & Gas Exploration & Production - 0.3%
APA Corp. (a)	443	9,312
ConocoPhillips (a)	1,719	180,529
Coterra Energy, Inc. (a)	948	27,397
Devon Energy Corp. (a)	896	33,510
Diamondback Energy, Inc. (a)	255	40,769
EOG Resources, Inc. (a)	762	97,719
EQT Corp. (a)	812	43,385
Expand Energy Corp.	283	31,504
Hess Corp.	375	59,899
Texas Pacific Land Corp.	26	34,450
		558,474
Oil & Gas Refining & Marketing - 0.1%
Marathon Petroleum Corp.	426	62,064
Phillips 66 Co.	560	69,149
Valero Energy Corp.	430	56,790
		188,003
Oil & Gas Storage & Transportation - 0.2%
Kinder Morgan, Inc.	2,621	74,777
ONEOK, Inc.	841	83,444
Targa Resources Corp.	296	59,339
Williams Cos., Inc.	1,651	98,664
		316,224
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	400	34,416
VICI Properties, Inc.	1,433	46,744
		81,160

See Notes to Schedule of Investments.
Elfun Diversified Fund	5

Elfun Diversified Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Other Specialty Retail - 0.0% *
Tractor Supply Co.	727	$40,058
Ulta Beauty, Inc. (b)	61	22,359
		62,417
Packaged Foods & Meats - 0.2%
Campbell's Co.	249	9,940
Conagra Brands, Inc. (a)	612	16,322
General Mills, Inc.	754	45,082
Hershey Co.	201	34,377
Hormel Foods Corp.	353	10,922
J.M. Smucker Co.	136	16,104
Kellanova	367	30,274
Kraft Heinz Co.	1,201	36,546
Lamb Weston Holdings, Inc.	171	9,114
McCormick & Co., Inc.	344	28,315
Mondelez International, Inc., Class A	1,743	118,262
Tyson Foods, Inc., Class A	367	23,418
		378,676
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC (a)	1,982	19,225
Avery Dennison Corp. (a)	103	18,331
International Paper Co.	715	38,145
Packaging Corp. of America	122	24,159
Smurfit WestRock PLC	636	28,658
		128,518
Passenger Airlines - 0.1%
Delta Air Lines, Inc. (a)	872	38,019
Southwest Airlines Co.	771	25,890
United Airlines Holdings, Inc. (b)	448	30,935
		94,844
Passenger Ground Transportation - 0.1%
Uber Technologies, Inc. (a)(b)	2,815	205,101
Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	320	21,120
Kenvue, Inc.	2,601	62,372
		83,492
Pharmaceuticals - 1.3%
Bristol-Myers Squibb Co. (a)	2,743	167,296
Eli Lilly & Co. (a)	1,062	877,116
Johnson & Johnson	3,244	537,985
Merck & Co., Inc.	3,392	304,466
Pfizer, Inc.	7,661	194,130
Viatris, Inc.	1,530	13,326
Zoetis, Inc.	603	99,284
		2,193,603
Property & Casualty Insurance - 0.4%
Allstate Corp. (a)	359	74,338
Arch Capital Group Ltd. (a)	509	48,956
Assurant, Inc. (a)	66	13,843
Chubb Ltd. (a)	502	151,599
Cincinnati Financial Corp. (a)	213	31,464
Erie Indemnity Co., Class A	32	13,409
Hartford Insurance Group, Inc.	394	48,750
Loews Corp.	237	21,783
Progressive Corp.	784	221,880
Travelers Cos., Inc.	308	81,454
	Number of Shares	Fair Value
W.R. Berkley Corp.	411	$29,247
		736,723
Publishing - 0.0% *
News Corp., Class A	467	12,712
News Corp., Class B	142	4,312
		17,024
Rail Transportation - 0.2%
CSX Corp. (a)	2,613	76,901
Norfolk Southern Corp.	307	72,713
Union Pacific Corp. (a)	814	192,299
		341,913
Real Estate Services - 0.1%
CBRE Group, Inc., Class A (a)(b)	398	52,050
CoStar Group, Inc. (a)(b)	573	45,399
		97,449
Regional Banks - 0.1%
Citizens Financial Group, Inc. (a)	567	23,230
Huntington Bancshares, Inc.	1,983	29,765
M&T Bank Corp.	226	40,398
Regions Financial Corp.	1,169	25,402
Truist Financial Corp.	1,773	72,959
		191,754
Reinsurance - 0.0% *
Everest Group Ltd.	55	19,983
Research & Consulting Services - 0.1%
Equifax, Inc. (a)	169	41,161
Jacobs Solutions, Inc.	164	19,826
Leidos Holdings, Inc.	172	23,210
Verisk Analytics, Inc.	192	57,143
		141,340
Restaurants - 0.4%
Chipotle Mexican Grill, Inc. (a)(b)	1,800	90,378
Darden Restaurants, Inc. (a)	160	33,242
Domino's Pizza, Inc. (a)	47	21,594
DoorDash, Inc., Class A (a)(b)	457	83,526
McDonald's Corp.	961	300,188
Starbucks Corp.	1,533	150,372
Yum! Brands, Inc.	379	59,639
		738,939
Retail REITs - 0.1%
Federal Realty Investment Trust	98	9,586
Kimco Realty Corp.	925	19,647
Realty Income Corp.	1,187	68,858
Regency Centers Corp.	209	15,416
Simon Property Group, Inc.	416	69,089
		182,596
Self Storage REITs - 0.1%
Extra Space Storage, Inc.	288	42,765
Public Storage	214	64,048
		106,813
Semiconductor Materials & Equipment - 0.3%
Applied Materials, Inc. (a)	1,095	158,906

See Notes to Schedule of Investments.
6	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Enphase Energy, Inc. (a)(b)	187	$11,603
KLA Corp.	179	121,684
Lam Research Corp.	1,711	124,390
Teradyne, Inc.	218	18,007
		434,590
Semiconductors - 3.3%
Advanced Micro Devices, Inc. (a)(b)	2,184	224,384
Analog Devices, Inc. (a)	672	135,522
Broadcom, Inc. (a)	6,306	1,055,814
First Solar, Inc. (b)	138	17,447
Intel Corp.	5,837	132,558
Microchip Technology, Inc.	731	35,388
Micron Technology, Inc.	1,500	130,335
Monolithic Power Systems, Inc.	62	35,959
NVIDIA Corp.	32,968	3,573,072
ON Semiconductor Corp. (b)	548	22,298
QUALCOMM, Inc.	1,490	228,879
Skyworks Solutions, Inc.	204	13,184
Texas Instruments, Inc.	1,227	220,492
		5,825,332
Single-Family Residential REITs - 0.0% *
Invitation Homes, Inc.	778	27,113
Soft Drinks & Non-alcoholic Beverages - 0.4%
Coca-Cola Co. (a)	5,217	373,641
Keurig Dr. Pepper, Inc. (a)	1,621	55,471
Monster Beverage Corp. (b)	951	55,652
PepsiCo, Inc.	1,838	275,590
		760,354
Specialty Chemicals - 0.2%
Albemarle Corp. (a)	150	10,803
DuPont de Nemours, Inc. (a)	568	42,418
Eastman Chemical Co. (a)	149	13,128
Ecolab, Inc. (a)	341	86,450
International Flavors & Fragrances, Inc.	329	25,534
PPG Industries, Inc.	316	34,555
Sherwin-Williams Co.	314	109,646
		322,534
Steel - 0.0% *
Nucor Corp.	319	38,388
Steel Dynamics, Inc.	182	22,765
		61,153
Systems Software - 2.6%
Crowdstrike Holdings, Inc., Class A (a)(b)	315	111,063
Fortinet, Inc. (b)	862	82,976
Gen Digital, Inc.	696	18,472
Microsoft Corp.	10,008	3,756,903
Oracle Corp.	2,171	303,528
Palo Alto Networks, Inc. (b)	885	151,016
ServiceNow, Inc. (b)	278	221,327
		4,645,285
Technology Distributors - 0.0% *
CDW Corp. (a)	172	27,565
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc. (a)	20,224	4,492,357
	Number of Shares	Fair Value
Dell Technologies, Inc., Class C (a)	418	$38,101
Hewlett Packard Enterprise Co.	1,673	25,814
HP, Inc.	1,264	35,000
NetApp, Inc.	264	23,190
Seagate Technology Holdings PLC	272	23,106
Super Micro Computer, Inc. (b)	648	22,188
Western Digital Corp. (b)	445	17,991
		4,677,747
Telecom Tower REITs - 0.1%
American Tower Corp. (a)	632	137,523
Crown Castle, Inc. (a)	590	61,496
SBA Communications Corp.	147	32,341
		231,360
Timber REITs - 0.0% *
Weyerhaeuser Co.	991	29,016
Tobacco - 0.3%
Altria Group, Inc. (a)	2,293	137,626
Philip Morris International, Inc.	2,086	331,111
		468,737
Trading Companies & Distributors - 0.1%
Fastenal Co.	777	60,256
United Rentals, Inc.	89	55,776
WW Grainger, Inc.	60	59,270
		175,302
Transaction & Payment Processing Services - 1.0%
Corpay, Inc. (a)(b)	90	31,385
Fidelity National Information Services, Inc.	714	53,322
Fiserv, Inc. (b)	769	169,818
Global Payments, Inc.	334	32,705
Jack Henry & Associates, Inc.	94	17,164
Mastercard, Inc., Class A	1,097	601,288
PayPal Holdings, Inc. (b)	1,333	86,978
Visa, Inc., Class A	2,322	813,768
		1,806,428
Water Utilities - 0.0% *
American Water Works Co., Inc. (a)	265	39,093
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	646	172,295
Total Common Stock (Cost $33,879,120)		63,598,266
Total Domestic Equity (Cost $33,879,120)		63,598,266
Foreign Equity - 0.2%
Common Stock - 0.2%
Automotive Parts & Equipment - 0.0% *
Aptiv PLC (a)(b)	302	17,969
Electronic Manufacturing Services - 0.0% *
TE Connectivity PLC	406	57,376
IT Consulting & Other Services - 0.2%
Accenture PLC, Class A (a)	844	263,362

See Notes to Schedule of Investments.
Elfun Diversified Fund	7

Elfun Diversified Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Semiconductors - 0.0% *
NXP Semiconductors NV	345	$65,570
Total Common Stock (Cost $272,622)		404,277
Total Foreign Equity (Cost $272,622)		404,277

	Principal Amount
Bonds and Notes - 33.2%
U.S. Treasuries - 10.9%
U.S. Treasury Bonds
2.25% 08/15/46	$744,000	500,224
3.00% 08/15/48	1,789,600	1,358,698
4.13% 08/15/53	978,000	901,288
4.38% 08/15/43	587,000	572,142
U.S. Treasury Inflation-Indexed Notes
1.63% 10/15/29	951,230	964,756
1.88% 07/15/34	1,408,550	1,421,645
U.S. Treasury Notes
0.25% 07/31/25	564,200	556,596
0.75% 01/31/28	1,844,000	1,689,853
1.63% 05/15/31	401,000	348,901
2.75% 08/15/32	67,000	61,263
3.50% 04/30/28	904,000	893,547
3.88% 12/31/27 - 08/15/33	1,854,000	1,818,615
4.00% 07/31/29	1,510,000	1,513,893
4.13% 02/15/27 - 07/31/31	1,998,000	2,005,304
4.25% 10/15/25 - 11/15/34	2,457,000	2,459,575
4.63% 09/30/28 - 05/31/31	1,223,000	1,259,275
5.00% 09/30/25	848,000	851,114
Total U.S. Treasuries (Cost $19,189,895)		19,176,689
Agency Mortgage Backed - 9.6%
Federal Home Loan Mortgage Corp.
3.00% 04/01/43 - 10/01/49	1,110,535	989,859
4.50% 06/01/33 - 02/01/35	469	469
5.00% 07/01/35	5,383	5,438
5.50% 01/01/38 - 04/01/39	8,926	9,202
6.00% 06/01/33 - 11/01/37	21,987	23,022
6.50% 11/01/28	162	166
7.00% 12/01/29 - 08/01/36	5,669	6,087
7.50% 09/01/33	680	707
8.00% 07/01/26 - 11/01/30	591	611
8.50% 04/01/30	1,746	1,881
Federal National Mortgage Association
2.50% 03/01/51	554,540	461,530
3.00% 03/01/50	198,804	174,652
3.50% 08/01/45 - 01/01/48	468,678	430,546
4.00% 01/01/41 - 01/01/50	429,760	407,301
4.50% 07/01/33 - 12/01/48	205,886	201,712
5.00% 03/01/34 - 05/01/39	15,664	15,793
5.50% 07/01/33 - 01/01/39	33,238	34,220
6.00% 02/01/29 - 05/01/41	110,180	114,549
6.50% 07/01/29 - 08/01/36	2,804	2,944
7.00% 05/01/33 - 12/01/33	381	405
7.50% 12/01/26 - 03/01/33	1,078	1,109
8.00% 09/01/30	145	147
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
6.97% 04/01/37 (d)	171	172
	Principal Amount	Fair Value
Government National Mortgage Association
3.00% 12/20/42 - 05/20/45	$1,056,683	$957,328
3.50% 08/20/48	177,646	164,447
4.00% 01/20/41 - 04/20/43	90,297	86,875
4.50% 08/15/33 - 03/20/41	36,858	36,462
5.00% 08/15/33	1,825	1,849
6.00% 07/15/33 - 04/15/34	2,626	2,731
6.50% 06/15/34 - 07/15/36	4,833	5,055
7.00% 04/15/28 - 10/15/36	1,184	1,241
7.50% 04/15/28	2,026	2,041
8.00% 05/15/30	89	91
Government National Mortgage Association REMICS 30 day USD SOFR Average + 5.85%
1.51% 05/20/64 (d)(e)	1,070,308	30,074
Uniform Mortgage-Backed Security, TBA
2.00% 04/01/55 (f)	2,324,752	1,848,671
2.50% 04/01/55 (f)	3,065,599	2,549,757
3.00% 04/01/55 (f)	2,249,871	1,951,052
3.50% 04/01/55 (f)	2,900,000	2,616,812
6.00% 04/01/55 (f)	2,348,415	2,384,745
6.50% 04/01/55 (f)	1,409,049	1,453,364
Total Agency Mortgage Backed (Cost $17,611,001)		16,975,117
Agency Collateralized Mortgage Obligations - 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51% 07/25/29	224,000	208,396
4.05% 09/25/28 (d)	71,000	70,446
Federal Home Loan Mortgage Corp. REMICS
5.50% 06/15/33 (e)	1,399	155
7.50% 07/15/27 (e)	444	22
Federal Home Loan Mortgage Corp. STRIPS
0.00% 08/01/27 (g)	27	26
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08% 09/25/43 (d)(e)	65,143	2,158
Federal National Mortgage Association Interest STRIPS
4.50% 08/25/35 - 01/25/36 (e)	3,320	416
5.00% 03/25/38 - 05/25/38 (e)	2,241	349
5.50% 12/25/33 (e)	783	123
6.00% 01/25/35 (e)	2,156	352
Federal National Mortgage Association REMICS
1.14% 12/25/42 (d)(e)	12,542	343
5.00% 09/25/40 (e)	2,211	211
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 5.89%
1.55% 07/25/38 (d)(e)	2,535	209
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 6.44%
2.10% 11/25/41 (d)(e)	374,471	42,493
Total Agency Collateralized Mortgage Obligations (Cost $485,984)		325,699

See Notes to Schedule of Investments.
8	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Corporate Notes - 10.8%
7-Eleven, Inc.
0.95% 02/10/26 (a)(h)	$66,000	$63,911
Abbott Laboratories
3.75% 11/30/26 (a)	12,000	11,933
4.90% 11/30/46 (a)	9,000	8,515
AbbVie, Inc.
2.95% 11/21/26 (a)	26,000	25,454
3.20% 05/14/26 - 11/21/29 (a)	20,000	19,407
4.05% 11/21/39 (a)	4,000	3,509
4.25% 11/21/49 (a)	13,000	10,777
4.30% 05/14/36 (a)	8,000	7,477
4.40% 11/06/42 (a)	6,000	5,299
4.63% 10/01/42 (a)	3,000	2,723
4.70% 05/14/45 (a)	2,000	1,803
4.88% 11/14/48 (a)	3,000	2,743
5.05% 03/15/34 (a)	172,000	173,242
5.40% 03/15/54 (a)	10,000	9,824
5.50% 03/15/64 (a)	11,000	10,822
Advanced Micro Devices, Inc.
4.39% 06/01/52 (a)	26,000	22,039
AEP Texas, Inc.
3.45% 05/15/51 (a)	21,000	14,165
5.70% 05/15/34 (a)	33,000	33,519
AEP Transmission Co. LLC
5.40% 03/15/53 (a)	11,000	10,549
Aircastle Ltd.
4.25% 06/15/26 (a)	9,000	8,924
Alexandria Real Estate Equities, Inc.
1.88% 02/01/33 (a)	15,000	11,795
2.95% 03/15/34 (a)	14,000	11,679
3.55% 03/15/52 (a)	12,000	8,192
4.70% 07/01/30 (a)	2,000	1,975
Allstate Corp.
4.20% 12/15/46 (a)	14,000	11,312
Allstate Corp. (7.52% fixed rate until 05/01/25; 3.20% + 3 mo. Term SOFR thereafter)
7.52% 08/15/53 (a)(d)	19,000	19,003
Ally Financial, Inc.
2.20% 11/02/28 (a)	18,000	16,311
Altria Group, Inc.
3.40% 05/06/30 - 02/04/41 (a)	33,000	28,816
4.00% 02/04/61 (a)	2,000	1,390
4.25% 08/09/42 (a)	2,000	1,602
4.45% 05/06/50 (a)	3,000	2,337
4.50% 05/02/43 (a)	3,000	2,473
Amazon.com, Inc.
1.50% 06/03/30 (a)	4,000	3,473
2.50% 06/03/50 (a)	20,000	12,134
2.70% 06/03/60 (a)	3,000	1,741
2.88% 05/12/41 (a)	11,000	8,220
3.15% 08/22/27 (a)	2,000	1,956
3.25% 05/12/61 (a)	4,000	2,635
4.05% 08/22/47 (a)	3,000	2,491
4.25% 08/22/57 (a)	3,000	2,470
Ameren Corp.
3.65% 02/15/26 (a)	4,000	3,966
American Electric Power Co., Inc.
2.30% 03/01/30 (a)	21,000	18,639
3.25% 03/01/50 (a)	2,000	1,303
	Principal Amount	Fair Value
American Honda Finance Corp.
5.85% 10/04/30 (a)	$59,000	$62,054
American Tower Corp.
1.50% 01/31/28 (a)	30,000	27,526
2.90% 01/15/30 (a)	3,000	2,758
3.80% 08/15/29 (a)	18,000	17,280
American Water Capital Corp.
2.95% 09/01/27 (a)	9,000	8,696
5.45% 03/01/54 (a)	32,000	30,805
Americold Realty Operating Partnership LP
5.41% 09/12/34 (a)	27,000	26,343
Amgen, Inc.
2.00% 01/15/32 (a)	163,000	136,247
3.00% 01/15/52 (a)	4,000	2,580
3.15% 02/21/40 (a)	11,000	8,403
3.38% 02/21/50 (a)	3,000	2,103
4.66% 06/15/51 (a)	3,000	2,563
5.51% 03/02/26 (a)	30,000	30,004
5.60% 03/02/43 (a)	15,000	14,867
5.65% 03/02/53 (a)	15,000	14,710
5.75% 03/02/63 (a)	14,000	13,640
AngloGold Ashanti Holdings PLC
3.38% 11/01/28 (a)	200,000	188,482
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70% 02/01/36 (a)	23,000	22,180
4.90% 02/01/46 (a)	10,000	9,221
Anheuser-Busch InBev Worldwide, Inc.
3.50% 06/01/30 (a)	9,000	8,577
5.55% 01/23/49 (a)	13,000	13,003
Aon Corp./Aon Global Holdings PLC
2.90% 08/23/51 (a)	12,000	7,362
Apollo Debt Solutions BDC
6.90% 04/13/29 (a)	27,000	28,003
Apple, Inc.
2.20% 09/11/29 (a)	10,000	9,189
2.65% 02/08/51 (a)	35,000	21,905
2.80% 02/08/61 (a)	13,000	7,815
2.95% 09/11/49 (a)	3,000	2,025
3.35% 02/09/27 (a)	2,000	1,974
3.45% 02/09/45 (a)	15,000	11,631
3.85% 08/04/46 (a)	8,000	6,514
3.95% 08/08/52 (a)	10,000	8,043
4.85% 05/10/53 (a)	36,000	34,443
Applied Materials, Inc.
4.35% 04/01/47 (a)	2,000	1,717
4.80% 06/15/29 (a)	47,000	47,714
Aptiv Swiss Holdings Ltd.
4.40% 10/01/46 (a)	3,000	2,295
ArcelorMittal SA
4.55% 03/11/26 (a)	69,000	68,883
6.00% 06/17/34 (a)	22,000	22,499
6.35% 06/17/54 (a)	36,000	35,809
6.80% 11/29/32 (a)	16,000	17,221
Archer-Daniels-Midland Co.
2.50% 08/11/26 (a)	3,000	2,928
ARES Capital Corp.
2.88% 06/15/28 (a)	19,000	17,673
3.25% 07/15/25 (a)	48,000	47,820
Arthur J Gallagher & Co.
3.50% 05/20/51 (a)	6,000	4,178

See Notes to Schedule of Investments.
Elfun Diversified Fund	9

Elfun Diversified Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Ascension Health
4.85% 11/15/53 (a)	$8,000	$7,338
Ashtead Capital, Inc.
5.55% 05/30/33 (a)(h)	200,000	198,244
Astrazeneca Finance LLC
1.75% 05/28/28 (a)	27,000	24,974
5.00% 02/26/34 (a)	14,000	14,120
AstraZeneca PLC
3.00% 05/28/51 (a)	7,000	4,662
4.00% 01/17/29 (a)	2,000	1,976
4.38% 08/17/48 (a)	2,000	1,717
AT&T, Inc.
2.75% 06/01/31 (a)	69,000	61,331
3.55% 09/15/55 (a)	5,000	3,384
3.65% 06/01/51 (a)	50,000	35,391
3.85% 06/01/60 (a)	17,000	11,828
4.35% 03/01/29 (a)	25,000	24,756
4.50% 05/15/35 (a)	7,000	6,579
4.55% 03/09/49 (a)	3,000	2,510
4.75% 05/15/46 (a)	3,000	2,606
4.85% 03/01/39 (a)	8,000	7,500
5.40% 02/15/34 (a)	19,000	19,295
Athene Holding Ltd.
4.13% 01/12/28 (a)	3,000	2,958
6.15% 04/03/30 (a)	10,000	10,512
Atmos Energy Corp.
6.20% 11/15/53 (a)	13,000	13,903
AutoNation, Inc.
5.89% 03/15/35 (a)	35,000	34,922
Bain Capital Specialty Finance, Inc.
2.95% 03/10/26 (a)	25,000	24,510
Bank of America Corp.
3.25% 10/21/27 (a)	29,000	28,231
4.18% 11/25/27 (a)	13,000	12,876
4.25% 10/22/26 (a)	88,000	87,735
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09% 06/14/29 (a)(d)	36,000	33,264
Bank of America Corp. (2.97% fixed rate until 02/04/32; 1.33% + SOFR thereafter)
2.97% 02/04/33 (a)(d)	147,000	128,890
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97% 07/21/52 (a)(d)	25,000	16,003
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 mo. Term SOFR thereafter)
3.42% 12/20/28 (a)(d)	24,000	23,254
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.32% + 3 mo. Term SOFR thereafter)
3.56% 04/23/27 (a)(d)	11,000	10,880
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71% 04/24/28 (a)(d)	15,000	14,740
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT thereafter)
3.85% 03/08/37 (a)(d)	20,000	17,930
	Principal Amount	Fair Value
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR thereafter)
3.95% 01/23/49 (a)(d)	$9,000	$7,005
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 mo. Term SOFR thereafter)
4.24% 04/24/38 (a)(d)	8,000	7,190
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3 mo. Term SOFR thereafter)
4.27% 07/23/29 (a)(d)	4,000	3,953
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29% 04/25/34 (a)(d)	47,000	47,211
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47% 01/23/35 (a)(d)	27,000	27,385
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR thereafter)
5.87% 09/15/34 (a)(d)	102,000	106,348
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR thereafter)
4.63% 09/20/26 (a)(d)	38,000	37,374
Bank of Nova Scotia (7.20% fixed rate until 07/12/25; 2.91% + 3 mo. Term SOFR thereafter)
7.20% 07/12/25 (a)(d)	20,000	19,615
BAT Capital Corp.
2.73% 03/25/31 (a)	9,000	7,964
4.39% 08/15/37 (a)	4,000	3,508
4.54% 08/15/47 (a)	3,000	2,398
5.83% 02/20/31 (a)	90,000	93,524
6.00% 02/20/34 (a)	104,000	108,137
Baxter International, Inc.
1.92% 02/01/27 (a)	46,000	43,878
2.27% 12/01/28 (a)	14,000	12,862
2.54% 02/01/32 (a)	8,000	6,856
3.95% 04/01/30 (a)	11,000	10,586
Baylor Scott & White Holdings
2.84% 11/15/50 (a)	3,000	1,919
Becton Dickinson & Co.
3.70% 06/06/27 (a)	12,000	11,789
4.67% 06/06/47 (a)	3,000	2,589
4.69% 12/15/44 (a)	2,000	1,748
5.11% 02/08/34 (a)	95,000	94,845
Berkshire Hathaway Energy Co.
3.25% 04/15/28 (a)	2,000	1,937
3.70% 07/15/30 (a)	42,000	40,303
3.80% 07/15/48 (a)	2,000	1,511
4.25% 10/15/50 (a)	25,000	19,895
Berkshire Hathaway Finance Corp.
2.85% 10/15/50 (a)	47,000	30,107
4.25% 01/15/49 (a)	10,000	8,428
Berry Global, Inc.
4.88% 07/15/26 (a)(h)	10,000	9,993
BHP Billiton Finance USA Ltd.
5.25% 09/08/33 (a)	18,000	18,205
5.50% 09/08/53 (a)	4,000	3,936

See Notes to Schedule of Investments.
10	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
BlackRock TCP Capital Corp.
6.95% 05/30/29 (a)	$34,000	$34,028
Block Financial LLC
2.50% 07/15/28 (a)	9,000	8,336
3.88% 08/15/30 (a)	3,000	2,814
Boardwalk Pipelines LP
4.80% 05/03/29 (a)	3,000	3,001
Boeing Co.
2.20% 02/04/26 (a)	48,000	46,964
2.70% 02/01/27 (a)	24,000	23,144
2.95% 02/01/30 (a)	3,000	2,730
3.25% 03/01/28 (a)	2,000	1,911
3.55% 03/01/38 (a)	2,000	1,565
3.75% 02/01/50 (a)	24,000	16,841
5.04% 05/01/27 (a)	28,000	28,124
5.15% 05/01/30 (a)	6,000	6,036
5.81% 05/01/50 (a)	25,000	23,785
Boston Properties LP
3.40% 06/21/29 (a)	21,000	19,613
Boston Scientific Corp.
4.70% 03/01/49 (a)	3,000	2,690
BP Capital Markets America, Inc.
3.00% 02/24/50 (a)	11,000	7,098
3.38% 02/08/61 (a)	24,000	15,475
4.81% 02/13/33 (a)	21,000	20,657
5.23% 11/17/34 (a)	65,000	65,331
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 yr. CMT thereafter)
4.38% 06/22/25 (a)(d)	5,000	4,977
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88% 03/22/30 (a)(d)	17,000	16,321
Bristol-Myers Squibb Co.
1.45% 11/13/30 (a)	9,000	7,655
2.35% 11/13/40 (a)	2,000	1,363
3.20% 06/15/26 (a)	2,000	1,976
3.40% 07/26/29 (a)	2,000	1,918
3.55% 03/15/42 (a)	4,000	3,145
4.13% 06/15/39 (a)	4,000	3,535
4.25% 10/26/49 (a)	4,000	3,265
4.35% 11/15/47 (a)	3,000	2,509
4.55% 02/20/48 (a)	2,000	1,726
5.20% 02/22/34 (a)	32,000	32,555
Brixmor Operating Partnership LP
2.25% 04/01/28 (a)	21,000	19,496
3.90% 03/15/27 (a)	2,000	1,966
Broadcom, Inc.
3.19% 11/15/36 (a)(h)	3,000	2,462
3.42% 04/15/33 (a)(h)	44,000	39,188
3.47% 04/15/34 (a)(h)	13,000	11,444
4.15% 11/15/30 (a)	14,000	13,551
4.30% 11/15/32 (a)	2,000	1,907
4.93% 05/15/37 (a)(h)	17,000	16,376
Brown-Forman Corp.
4.00% 04/15/38 (a)	3,000	2,629
Bunge Ltd. Finance Corp.
3.75% 09/25/27 (a)	3,000	2,949
Burlington Northern Santa Fe LLC
4.15% 12/15/48 (a)	3,000	2,441
4.55% 09/01/44 (a)	6,000	5,316
	Principal Amount	Fair Value
Cameron LNG LLC
3.30% 01/15/35 (a)(h)	$3,000	$2,536
Campbell's Co.
5.40% 03/21/34 (a)	20,000	20,158
Canadian Natural Resources Ltd.
3.85% 06/01/27 (a)	3,000	2,952
4.95% 06/01/47 (a)	2,000	1,724
Canadian Pacific Railway Co.
1.75% 12/02/26 (a)	23,000	22,009
3.10% 12/02/51 (a)	5,000	3,254
3.50% 05/01/50 (a)	3,000	2,112
Capital One Financial Corp.
3.75% 07/28/26 (a)	17,000	16,762
Carlisle Cos., Inc.
2.20% 03/01/32 (a)	26,000	21,652
Carlyle Secured Lending, Inc.
6.75% 02/18/30 (a)	8,000	8,149
Carrier Global Corp.
2.72% 02/15/30 (a)	52,000	47,538
3.58% 04/05/50 (a)	7,000	5,079
5.90% 03/15/34 (a)	9,000	9,465
Cenovus Energy, Inc.
2.65% 01/15/32 (a)	4,000	3,377
3.75% 02/15/52 (a)	7,000	4,793
Centene Corp.
3.00% 10/15/30 (a)	6,000	5,250
4.25% 12/15/27 (a)	47,000	45,892
CenterPoint Energy, Inc.
2.65% 06/01/31 (a)	17,000	14,905
CGI, Inc.
4.95% 03/14/30 (a)(h)	97,000	97,006
Charles Schwab Corp.
2.45% 03/03/27 (a)	163,000	157,261
2.90% 03/03/32 (a)	5,000	4,387
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00% 12/01/30 (a)(d)	27,000	24,006
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64% 05/19/29 (a)(d)	51,000	52,646
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14% 08/24/34 (a)(d)	29,000	30,844
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 06/01/41 (a)	68,000	47,129
3.70% 04/01/51 (a)	75,000	47,273
4.80% 03/01/50 (a)	22,000	16,578
6.55% 06/01/34 (a)	54,000	55,543
Cheniere Energy, Inc.
5.65% 04/15/34 (a)	18,000	18,194
Chevron Corp.
2.24% 05/11/30 (a)	3,000	2,695
Chevron USA, Inc.
3.85% 01/15/28 (a)	13,000	12,926
Chubb INA Holdings LLC
4.35% 11/03/45 (a)	2,000	1,714
Church & Dwight Co., Inc.
2.30% 12/15/31 (a)	160,000	137,339
Cigna Group
2.40% 03/15/30 (a)	5,000	4,490

See Notes to Schedule of Investments.
Elfun Diversified Fund	11

Elfun Diversified Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
3.25% 04/15/25 (a)	$5,000	$4,994
3.40% 03/01/27 - 03/15/51 (a)	20,000	16,203
4.38% 10/15/28 (a)	2,000	1,985
Cisco Systems, Inc.
5.30% 02/26/54 (a)	25,000	24,463
5.35% 02/26/64 (a)	25,000	24,198
5.90% 02/15/39 (a)	2,000	2,147
Citigroup, Inc.
4.45% 09/29/27 (a)	9,000	8,952
4.65% 07/23/48 (a)	21,000	17,884
Citigroup, Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56% 05/01/32 (a)(d)	141,000	122,482
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98% 11/05/30 (a)(d)	31,000	28,540
Citigroup, Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79% 03/17/33 (a)(d)	164,000	149,991
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR thereafter)
3.88% 01/24/39 (a)(d)	5,000	4,221
Citigroup, Inc. (6.02% fixed rate until 01/24/35; 1.83% + SOFR thereafter)
6.02% 01/24/36 (a)(d)	101,000	101,819
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR thereafter)
6.17% 05/25/34 (a)(d)	19,000	19,420
Cleveland Electric Illuminating Co.
4.55% 11/15/30 (a)(h)	27,000	26,382
CME Group, Inc.
2.65% 03/15/32 (a)	8,000	7,036
3.75% 06/15/28 (a)	3,000	2,961
CMS Energy Corp.
4.88% 03/01/44 (a)	7,000	6,261
Coca-Cola Co.
2.60% 06/01/50 (a)	4,000	2,464
2.75% 06/01/60 (a)	3,000	1,788
Comcast Corp.
2.65% 08/15/62 (a)	3,000	1,574
2.80% 01/15/51 (a)	3,000	1,808
2.89% 11/01/51 (a)	10,000	6,090
2.94% 11/01/56 (a)	9,000	5,285
2.99% 11/01/63 (a)	3,000	1,698
3.20% 07/15/36 (a)	2,000	1,650
3.25% 11/01/39 (a)	10,000	7,751
3.97% 11/01/47 (a)	19,000	14,674
4.15% 10/15/28 (a)	2,000	1,978
5.65% 06/01/54 (a)	27,000	26,450
Conagra Brands, Inc.
5.30% 11/01/38 (a)	3,000	2,852
ConocoPhillips Co.
4.30% 11/15/44 (a)	3,000	2,516
5.55% 03/15/54 (a)	16,000	15,501
5.70% 09/15/63 (a)	19,000	18,435
Consolidated Edison Co. of New York, Inc.
2.90% 12/01/26 (a)	12,000	11,693
3.35% 04/01/30 (a)	2,000	1,892
3.88% 06/15/47 (a)	2,000	1,539
	Principal Amount	Fair Value
3.95% 04/01/50 (a)	$10,000	$7,739
Constellation Brands, Inc.
3.15% 08/01/29 (a)	21,000	19,593
3.70% 12/06/26 (a)	18,000	17,742
4.50% 05/09/47 (a)	3,000	2,462
Constellation Energy Generation LLC
6.50% 10/01/53 (a)	13,000	13,643
Continental Resources, Inc.
2.88% 04/01/32 (a)(h)	14,000	11,720
COPT Defense Properties LP
2.00% 01/15/29 (a)	18,000	16,062
2.25% 03/15/26 (a)	8,000	7,796
2.75% 04/15/31 (a)	31,000	26,855
Corebridge Financial, Inc.
3.90% 04/05/32 (a)	74,000	68,372
Corning, Inc.
4.38% 11/15/57 (a)	3,000	2,381
Coterra Energy, Inc.
5.60% 03/15/34 (a)	55,000	55,310
5.90% 02/15/55 (a)	30,000	28,493
Crowdstrike Holdings, Inc.
3.00% 02/15/29 (a)	236,000	217,193
Crown Castle, Inc.
2.90% 03/15/27 (a)	36,000	34,781
3.30% 07/01/30 (a)	25,000	22,965
CSL Finance PLC
4.25% 04/27/32 (a)(h)	20,000	19,114
5.11% 04/03/34 (a)(h)	6,000	6,020
5.42% 04/03/54 (a)(h)	4,000	3,823
CSX Corp.
4.50% 03/15/49 - 08/01/54 (a)	13,000	11,059
CubeSmart LP
4.38% 02/15/29 (a)	6,000	5,882
CVS Health Corp.
3.00% 08/15/26 (a)	9,000	8,798
3.63% 04/01/27 (a)	5,000	4,904
3.75% 04/01/30 (a)	4,000	3,773
3.88% 07/20/25 (a)	6,000	5,988
4.30% 03/25/28 (a)	5,000	4,938
4.78% 03/25/38 (a)	7,000	6,295
5.13% 07/20/45 (a)	2,000	1,744
5.30% 06/01/33 - 12/05/43 (a)	22,000	21,211
5.88% 06/01/53 (a)	3,000	2,832
6.05% 06/01/54 (a)	8,000	7,764
CVS Health Corp. (7.00% fixed rate until 12/10/29; 2.89% + 5 yr. CMT thereafter)
7.00% 03/10/55 (a)(d)	36,000	36,267
Dell International LLC/EMC Corp.
6.02% 06/15/26 (a)	2,000	2,026
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31% 11/16/27 (a)(d)	150,000	144,129
DH Europe Finance II SARL
2.60% 11/15/29 (a)	5,000	4,607
3.25% 11/15/39 (a)	2,000	1,583
3.40% 11/15/49 (a)	3,000	2,148
Diamondback Energy, Inc.
3.13% 03/24/31 (a)	7,000	6,332
4.40% 03/24/51 (a)	3,000	2,343
5.40% 04/18/34 (a)	42,000	41,914
5.75% 04/18/54 (a)	13,000	12,239

See Notes to Schedule of Investments.
12	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Dick's Sporting Goods, Inc.
4.10% 01/15/52 (a)	$61,000	$43,766
Digital Realty Trust LP
3.60% 07/01/29 (a)	11,000	10,500
Discovery Communications LLC
3.95% 03/20/28 (a)	12,000	11,526
5.00% 09/20/37 (a)	2,000	1,691
Dollar General Corp.
3.50% 04/03/30 (a)	21,000	19,649
4.13% 04/03/50 (a)	2,000	1,496
Dollar Tree, Inc.
4.00% 05/15/25 (a)	55,000	54,895
Dominion Energy, Inc.
3.38% 04/01/30 (a)	10,000	9,340
Dover Corp.
2.95% 11/04/29 (a)	4,000	3,721
Dow Chemical Co.
2.10% 11/15/30 (a)	12,000	10,365
3.60% 11/15/50 (a)	3,000	2,041
4.25% 10/01/34 (a)	2,000	1,825
5.15% 02/15/34 (a)	16,000	15,822
5.55% 11/30/48 (a)	8,000	7,472
6.30% 03/15/33 (a)	15,000	16,070
DR Horton, Inc.
5.50% 10/15/35 (a)	25,000	25,133
DTE Energy Co.
2.85% 10/01/26 (a)	17,000	16,575
Duke Energy Carolinas LLC
3.95% 03/15/48 (a)	2,000	1,548
Duke Energy Corp.
2.55% 06/15/31 (a)	17,000	14,848
3.30% 06/15/41 (a)	21,000	15,532
3.50% 06/15/51 (a)	47,000	31,984
3.75% 09/01/46 (a)	35,000	25,785
Duke Energy Progress LLC
4.15% 12/01/44 (a)	11,000	9,000
DuPont de Nemours, Inc.
5.42% 11/15/48 (a)	3,000	3,019
Duquesne Light Holdings, Inc.
3.62% 08/01/27 (a)(h)	8,000	7,789
Eastern Energy Gas Holdings LLC
5.65% 10/15/54 (a)	23,000	22,162
Eastman Chemical Co.
4.65% 10/15/44 (a)	3,000	2,547
Eaton Corp.
3.10% 09/15/27 (a)	2,000	1,945
Edison International
4.95% 04/15/25 (a)	25,000	24,995
5.75% 06/15/27 (a)	4,000	4,036
EIDP, Inc.
2.30% 07/15/30 (a)	21,000	18,758
Elevance Health, Inc.
3.60% 03/15/51 (a)	5,000	3,541
3.70% 09/15/49 (a)	5,000	3,617
5.13% 02/15/53 (a)	3,000	2,691
5.65% 06/15/54 (a)	10,000	9,644
6.10% 10/15/52 (a)	9,000	9,204
Eli Lilly & Co.
5.00% 02/09/54 (a)	6,000	5,636
5.10% 02/09/64 (a)	25,000	23,274
Emera U.S. Finance LP
2.64% 06/15/31 (a)	21,000	18,135
	Principal Amount	Fair Value
Emerson Electric Co.
1.80% 10/15/27 (a)	$27,000	$25,386
2.75% 10/15/50 (a)	26,000	16,373
Enbridge Energy Partners LP
5.50% 09/15/40 (a)	2,000	1,928
Enbridge, Inc.
1.60% 10/04/26 (a)	52,000	49,757
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75% 07/15/80 (a)(d)	28,000	27,103
Energy Transfer LP
5.25% 07/01/29 (a)	120,000	121,738
5.30% 04/01/44 - 04/15/47 (a)	8,000	7,120
5.35% 05/15/45 (a)	10,000	8,983
5.75% 02/15/33 (a)	10,000	10,232
5.95% 05/15/54 (a)	8,000	7,648
6.10% 12/01/28 (a)	39,000	40,718
6.40% 12/01/30 (a)	13,000	13,857
6.50% 02/01/42 (a)	3,000	3,099
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 yr. CMT thereafter)
6.75% 05/15/25 (a)(d)	82,000	82,031
Enterprise Products Operating LLC
4.25% 02/15/48 (a)	20,000	16,184
4.85% 01/31/34 (a)	54,000	53,160
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.30% + 3 mo. Term SOFR thereafter)
5.25% 08/16/77 (a)(d)	3,000	2,950
EOG Resources, Inc.
4.15% 01/15/26 (a)	2,000	1,996
5.10% 01/15/36 (a)	2,000	2,021
Equinix, Inc.
1.25% 07/15/25 (a)	6,000	5,937
2.15% 07/15/30 (a)	9,000	7,891
ERP Operating LP
4.50% 07/01/44 (a)	5,000	4,339
Everest Reinsurance Holdings, Inc.
3.13% 10/15/52 (a)	15,000	9,176
Eversource Energy
3.45% 01/15/50 (a)	6,000	4,148
Exelon Corp.
4.05% 04/15/30 (a)	11,000	10,664
4.45% 04/15/46 (a)	5,000	4,140
4.70% 04/15/50 (a)	5,000	4,205
5.60% 03/15/53 (a)	32,000	30,811
Expand Energy Corp.
6.75% 04/15/29 (a)(h)	112,000	113,384
Expedia Group, Inc.
5.40% 02/15/35 (a)	25,000	24,906
Extra Space Storage LP
2.20% 10/15/30 (a)	7,000	6,095
3.90% 04/01/29 (a)	5,000	4,828
5.90% 01/15/31 (a)	34,000	35,353
Exxon Mobil Corp.
3.45% 04/15/51 (a)	6,000	4,293
FedEx Corp.
4.10% 02/01/45 (a)(h)	23,000	17,629
Fidelity National Financial, Inc.
3.20% 09/17/51 (a)	12,000	7,373

See Notes to Schedule of Investments.
Elfun Diversified Fund	13

Elfun Diversified Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Fidelity National Information Services, Inc.
3.10% 03/01/41 (a)	$2,000	$1,461
FirstEnergy Corp.
3.40% 03/01/50 (a)	14,000	9,505
FirstEnergy Transmission LLC
4.55% 04/01/49 (a)(h)	16,000	13,660
Fiserv, Inc.
3.50% 07/01/29 (a)	25,000	23,773
4.40% 07/01/49 (a)	2,000	1,643
Florida Power & Light Co.
2.85% 04/01/25 (a)	26,000	26,000
4.13% 02/01/42 (a)	7,000	5,923
Flowers Foods, Inc.
2.40% 03/15/31 (a)	6,000	5,161
Flowserve Corp.
2.80% 01/15/32 (a)	11,000	9,409
Fox Corp.
6.50% 10/13/33 (a)	20,000	21,387
Freeport-McMoRan, Inc.
4.25% 03/01/30 (a)	18,000	17,375
GA Global Funding Trust
1.63% 01/15/26 (a)(h)	16,000	15,604
General Mills, Inc.
3.00% 02/01/51 (a)	10,000	6,385
General Motors Co.
5.20% 04/01/45 (a)	3,000	2,515
5.40% 04/01/48 (a)	2,000	1,704
6.13% 10/01/25 (a)	27,000	27,124
6.80% 10/01/27 (a)	3,000	3,121
General Motors Financial Co., Inc.
1.25% 01/08/26 (a)	96,000	93,396
2.35% 01/08/31 (a)	6,000	5,078
5.25% 03/01/26 (a)	22,000	22,040
5.85% 04/06/30 (a)	73,000	74,298
6.10% 01/07/34 (a)	58,000	58,259
Genuine Parts Co.
2.75% 02/01/32 (a)	7,000	6,003
Georgia Power Co.
5.25% 03/15/34 (a)	72,000	72,729
Georgia-Pacific LLC
1.75% 09/30/25 (a)(h)	20,000	19,715
Gilead Sciences, Inc.
2.60% 10/01/40 (a)	4,000	2,849
2.95% 03/01/27 (a)	3,000	2,922
3.65% 03/01/26 (a)	2,000	1,985
4.15% 03/01/47 (a)	3,000	2,458
4.60% 09/01/35 (a)	7,000	6,753
5.25% 10/15/33 (a)	11,000	11,238
GlaxoSmithKline Capital PLC
3.38% 06/01/29 (a)	6,000	5,772
GlaxoSmithKline Capital, Inc.
3.63% 05/15/25 (a)	9,000	8,988
Goldman Sachs Group, Inc.
3.85% 01/26/27 (a)	251,000	248,545
4.25% 10/21/25 (a)	98,000	97,713
5.15% 05/22/45 (a)	2,000	1,814
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54% 09/10/27 (a)(d)	19,000	18,171
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38% 07/21/32 (a)(d)	$11,000	$9,419
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91% 07/21/42 (a)(d)	9,000	6,354
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21% 04/22/42 (a)(d)	12,000	8,858
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44% 02/24/43 (a)(d)	21,000	15,841
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81% 04/23/29 (a)(d)	3,000	2,929
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.64% + 3 mo. Term SOFR thereafter)
4.02% 10/31/38 (a)(d)	2,000	1,714
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22% 05/01/29 (a)(d)	11,000	10,847
Graphic Packaging International LLC
1.51% 04/15/26 (a)(h)	20,000	19,300
Gray Oak Pipeline LLC
2.60% 10/15/25 (a)(h)	20,000	19,687
Halliburton Co.
3.80% 11/15/25 (a)	2,000	1,989
5.00% 11/15/45 (a)	4,000	3,598
Hartford Insurance Group, Inc. (6.71% fixed rate until 05/01/25; 2.39% + 3 mo. Term SOFR thereafter)
6.71% 02/12/67 (a)(d)(h)	6,000	5,548
HCA, Inc.
3.13% 03/15/27 (a)	30,000	29,152
3.38% 03/15/29 (a)	17,000	16,074
3.50% 09/01/30 (a)	8,000	7,423
3.63% 03/15/32 (a)	6,000	5,424
4.63% 03/15/52 (a)	17,000	13,496
5.60% 04/01/34 (a)	78,000	78,311
5.75% 03/01/35 (a)	27,000	27,240
6.00% 04/01/54 (a)	9,000	8,711
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20% 06/01/30 (a)(h)	6,000	5,321
3.20% 06/01/50 (a)(h)	3,000	1,933
Healthcare Realty Holdings LP
2.00% 03/15/31 (a)	2,000	1,681
Helmerich & Payne, Inc.
2.90% 09/29/31 (a)	4,000	3,384
Hess Corp.
5.60% 02/15/41 (a)	3,000	3,009
5.80% 04/01/47 (a)	2,000	2,023
Hewlett Packard Enterprise Co.
6.35% 10/15/45 (a)	3,000	3,075

See Notes to Schedule of Investments.
14	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Highwoods Realty LP
4.13% 03/15/28 (a)	$3,000	$2,908
4.20% 04/15/29 (a)	10,000	9,586
7.65% 02/01/34 (a)	3,000	3,347
Home Depot, Inc.
2.70% 04/15/30 (a)	3,000	2,751
3.35% 04/15/50 (a)	5,000	3,521
3.50% 09/15/56 (a)	2,000	1,397
3.90% 12/06/28 - 06/15/47 (a)	6,000	5,328
4.50% 12/06/48 (a)	3,000	2,582
4.95% 06/25/34 - 09/15/52 (a)	44,000	43,941
5.30% 06/25/54 (a)	5,000	4,821
5.40% 06/25/64 (a)	9,000	8,655
Honeywell International, Inc.
1.75% 09/01/31 (a)	8,000	6,688
2.70% 08/15/29 (a)	4,000	3,726
5.25% 03/01/54 (a)	48,000	45,607
Hormel Foods Corp.
1.80% 06/11/30 (a)	19,000	16,585
Huntington Bancshares, Inc.
2.55% 02/04/30 (a)	13,000	11,670
Huntington Bancshares, Inc. (5.27% fixed rate until 01/15/30; 1.28% + SOFR thereafter)
5.27% 01/15/31 (a)(d)	51,000	51,486
Huntington Bancshares, Inc. (6.14% fixed rate until 08/18/34; 1.70% + 5 yr. CMT thereafter)
6.14% 11/18/39 (a)(d)	18,000	18,147
Huntington Ingalls Industries, Inc.
2.04% 08/16/28 (a)	28,000	25,540
Hyundai Capital America
5.40% 01/08/31 (a)(h)	153,000	154,004
Imperial Brands Finance PLC
5.50% 02/01/30 (a)(h)	200,000	204,320
Indiana Michigan Power Co.
3.25% 05/01/51 (a)	7,000	4,651
Ingersoll Rand, Inc.
5.70% 08/14/33 (a)	31,000	32,018
Intel Corp.
2.00% 08/12/31 (a)	15,000	12,535
2.45% 11/15/29 (a)	15,000	13,462
2.80% 08/12/41 (a)	15,000	9,946
3.10% 02/15/60 (a)	2,000	1,107
5.63% 02/10/43 (a)	6,000	5,669
5.70% 02/10/53 (a)	6,000	5,519
Intercontinental Exchange, Inc.
1.85% 09/15/32 (a)	2,000	1,627
2.65% 09/15/40 (a)	2,000	1,436
Intuit, Inc.
5.50% 09/15/53 (a)	16,000	15,888
ITC Holdings Corp.
2.95% 05/14/30 (a)(h)	25,000	22,814
J.M. Smucker Co.
6.50% 11/15/43 - 11/15/53 (a)	41,000	44,183
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.13% 02/01/28 (a)	87,000	87,907
5.75% 04/01/33 (a)	8,000	8,136
6.75% 03/15/34 (a)	31,000	33,496
	Principal Amount	Fair Value
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.95% 04/20/35 (a)(h)	$140,000	$143,952
Jefferies Financial Group, Inc.
5.88% 07/21/28 (a)	33,000	33,878
Johnson & Johnson
3.63% 03/03/37 (a)	3,000	2,668
Johnson Controls International PLC
4.50% 02/15/47 (a)	4,000	3,378
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58% 04/22/27 (a)(d)	48,000	46,536
JPMorgan Chase & Co. (2.96% fixed rate until 01/25/32; 1.26% + SOFR thereafter)
2.96% 01/25/33 (a)(d)	78,000	68,872
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96% 05/13/31 (a)(d)	48,000	43,590
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16% 04/22/42 (a)(d)	12,000	8,949
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88% 07/24/38 (a)(d)	6,000	5,206
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90% 01/23/49 (a)(d)	36,000	28,059
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.51% + 3 mo. Term SOFR thereafter)
3.96% 01/29/27 (a)(d)	20,000	19,899
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01% 04/23/29 (a)(d)	5,000	4,913
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03% 07/24/48 (a)(d)	3,000	2,393
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49% 03/24/31 (a)(d)	52,000	51,330
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34% 01/23/35 (a)(d)	18,000	18,157
JPMorgan Chase & Co. (5.50% fixed rate until 01/24/35; 1.32% + SOFR thereafter)
5.50% 01/24/36 (a)(d)	151,000	154,289
Kenvue, Inc.
4.90% 03/22/33 (a)	112,000	112,155
5.05% 03/22/53 (a)	13,000	12,178

See Notes to Schedule of Investments.
Elfun Diversified Fund	15

Elfun Diversified Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
5.20% 03/22/63 (a)	$7,000	$6,514
Keurig Dr. Pepper, Inc.
3.20% 05/01/30 (a)	5,000	4,646
3.80% 05/01/50 (a)	3,000	2,233
Kinder Morgan Energy Partners LP
4.70% 11/01/42 (a)	3,000	2,547
5.00% 03/01/43 (a)	4,000	3,546
6.38% 03/01/41 (a)	4,000	4,121
Kinder Morgan, Inc.
1.75% 11/15/26 (a)	62,000	59,315
5.05% 02/15/46 (a)	4,000	3,505
5.20% 06/01/33 (a)	8,000	7,932
KLA Corp.
3.30% 03/01/50 (a)	10,000	6,940
Kraft Heinz Foods Co.
5.20% 07/15/45 (a)	17,000	15,581
Kroger Co.
2.20% 05/01/30 (a)	2,000	1,773
4.65% 01/15/48 (a)	3,000	2,552
5.00% 09/15/34 (a)	13,000	12,710
5.50% 09/15/54 (a)	8,000	7,549
L3Harris Technologies, Inc.
3.85% 12/15/26 (a)	12,000	11,857
Las Vegas Sands Corp.
5.90% 06/01/27 (a)	36,000	36,577
6.20% 08/15/34 (a)	21,000	21,099
Leidos, Inc.
3.63% 05/15/25 (a)	3,000	2,993
4.38% 05/15/30 (a)	44,000	42,704
5.40% 03/15/32 (a)	75,000	75,514
5.50% 03/15/35 (a)	35,000	34,882
5.75% 03/15/33 (a)	22,000	22,583
Liberty Mutual Group, Inc.
3.95% 05/15/60 (a)(h)	2,000	1,360
Lincoln National Corp.
4.35% 03/01/48 (a)	30,000	23,756
Lockheed Martin Corp.
3.55% 01/15/26 (a)	2,000	1,988
3.80% 03/01/45 (a)	2,000	1,587
4.50% 05/15/36 (a)	2,000	1,909
Lowe's Cos., Inc.
1.30% 04/15/28 (a)	3,000	2,730
1.70% 09/15/28 - 10/15/30 (a)	54,000	48,365
3.00% 10/15/50 (a)	3,000	1,876
3.70% 04/15/46 (a)	3,000	2,228
4.05% 05/03/47 (a)	5,000	3,895
5.63% 04/15/53 (a)	15,000	14,480
LYB International Finance III LLC
3.63% 04/01/51 (a)	10,000	6,706
3.80% 10/01/60 (a)	2,000	1,316
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05% 01/27/34 (a)(d)	126,000	121,759
Mars, Inc.
4.80% 03/01/30 (a)(h)	112,000	112,684
5.20% 03/01/35 (a)(h)	40,000	40,202
5.70% 05/01/55 (a)(h)	37,000	36,939
Marsh & McLennan Cos., Inc.
2.90% 12/15/51 (a)	23,000	14,426
Marvell Technology, Inc.
5.95% 09/15/33 (a)	25,000	26,077
	Principal Amount	Fair Value
Masco Corp.
3.50% 11/15/27 (a)	$3,000	$2,922
McCormick & Co., Inc.
1.85% 02/15/31 (a)	3,000	2,541
3.25% 11/15/25 (a)	88,000	87,006
McDonald's Corp.
3.60% 07/01/30 (a)	15,000	14,312
3.63% 09/01/49 (a)	5,000	3,646
4.88% 12/09/45 (a)	4,000	3,624
Medtronic Global Holdings SCA
4.50% 03/30/33 (a)	53,000	51,797
Medtronic, Inc.
4.63% 03/15/45 (a)	2,000	1,794
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52 (a)	11,000	8,894
Mercedes-Benz Finance North America LLC
5.38% 11/26/25 (a)(h)	150,000	150,555
Merck & Co., Inc.
1.90% 12/10/28 (a)	27,000	24,817
2.45% 06/24/50 (a)	5,000	2,942
2.75% 12/10/51 (a)	8,000	4,964
2.90% 12/10/61 (a)	4,000	2,334
4.00% 03/07/49 (a)	2,000	1,600
5.00% 05/17/53 (a)	4,000	3,694
Meritage Homes Corp.
3.88% 04/15/29 (a)(h)	67,000	63,770
Meta Platforms, Inc.
3.85% 08/15/32 (a)	38,000	35,929
4.45% 08/15/52 (a)	20,000	17,026
MetLife, Inc.
4.72% 12/15/44 (a)	6,000	5,322
Micron Technology, Inc.
3.37% 11/01/41 (a)	13,000	9,602
3.48% 11/01/51 (a)	26,000	17,569
5.30% 01/15/31 (a)	18,000	18,195
5.80% 01/15/35 (a)	196,000	200,622
Microsoft Corp.
2.40% 08/08/26 (a)	17,000	16,628
2.68% 06/01/60 (a)	4,000	2,387
2.92% 03/17/52 (a)	30,000	20,125
3.45% 08/08/36 (a)	2,000	1,784
3.50% 02/12/35 (a)	2,000	1,842
Mid-America Apartments LP
2.88% 09/15/51 (a)	15,000	9,455
Molson Coors Beverage Co.
4.20% 07/15/46 (a)	3,000	2,412
Morgan Stanley
3.63% 01/20/27 (a)	3,000	2,967
3.97% 07/22/38 (a)(d)	6,000	5,198
4.35% 09/08/26 (a)	57,000	56,740
4.38% 01/22/47 (a)	6,000	5,040
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51% 07/20/27 (a)(d)	188,000	180,681
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48% 09/16/36 (a)(d)	103,000	85,305
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80% 01/25/52 (a)(d)	37,000	22,815

See Notes to Schedule of Investments.
16	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Morgan Stanley (2.94% fixed rate until 01/21/32; 1.29% + SOFR thereafter)
2.94% 01/21/33 (a)(d)	$88,000	$77,131
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47% 01/18/35 (a)(d)	15,000	15,181
MPLX LP
2.65% 08/15/30 (a)	6,000	5,345
5.20% 12/01/47 (a)	2,000	1,757
Mylan, Inc.
5.20% 04/15/48 (a)	3,000	2,335
Nasdaq, Inc.
5.95% 08/15/53 (a)	4,000	4,058
6.10% 06/28/63 (a)	7,000	7,108
NetApp, Inc.
5.50% 03/17/32 (a)	52,000	52,413
Netflix, Inc.
4.90% 08/15/34 (a)	18,000	18,006
5.40% 08/15/54 (a)	8,000	7,843
Nevada Power Co.
6.00% 03/15/54 (a)	9,000	9,196
Newmont Corp.
4.88% 03/15/42 (a)	3,000	2,762
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65% 05/01/79 (a)(d)	4,000	3,926
NGPL PipeCo LLC
3.25% 07/15/31 (a)(h)	21,000	18,344
Niagara Mohawk Power Corp.
5.66% 01/17/54 (a)(h)	14,000	13,589
NIKE, Inc.
3.38% 03/27/50 (a)	3,000	2,143
NNN REIT, Inc.
4.00% 11/15/25 (a)	3,000	2,985
Norfolk Southern Corp.
3.95% 10/01/42 (a)	3,000	2,443
Northern Trust Corp.
6.13% 11/02/32 (a)	20,000	21,373
Northwestern Mutual Life Insurance Co.
3.45% 03/30/51 (a)(h)	22,000	15,244
NOV, Inc.
3.60% 12/01/29 (a)	8,000	7,559
Novant Health, Inc.
3.32% 11/01/61 (a)	9,000	5,764
Novartis Capital Corp.
2.20% 08/14/30 (a)	12,000	10,724
3.00% 11/20/25 (a)	2,000	1,983
Nutrien Ltd.
4.90% 03/27/28 - 06/01/43 (a)	54,000	54,258
5.40% 06/21/34 (a)	67,000	67,045
NVIDIA Corp.
2.85% 04/01/30 (a)	6,000	5,598
3.50% 04/01/50 (a)	3,000	2,277
Occidental Petroleum Corp.
6.13% 01/01/31 (a)	34,000	34,983
Oklahoma Gas & Electric Co.
3.25% 04/01/30 (a)	4,000	3,737
Oncor Electric Delivery Co. LLC
3.80% 09/30/47 (a)	2,000	1,516
	Principal Amount	Fair Value
ONEOK, Inc.
4.35% 03/15/29 (a)	$3,000	$2,950
5.80% 11/01/30 (a)	79,000	82,150
6.10% 11/15/32 (a)	17,000	17,819
6.63% 09/01/53 (a)	20,000	20,924
Oracle Corp.
1.65% 03/25/26 (a)	30,000	29,163
2.30% 03/25/28 (a)	2,000	1,879
2.65% 07/15/26 (a)	3,000	2,929
2.95% 04/01/30 (a)	16,000	14,695
3.60% 04/01/50 (a)	3,000	2,079
3.95% 03/25/51 (a)	2,000	1,468
4.00% 07/15/46 - 11/15/47 (a)	5,000	3,805
4.10% 03/25/61 (a)	9,000	6,413
5.55% 02/06/53 (a)	5,000	4,663
6.15% 11/09/29 (a)	18,000	19,058
6.90% 11/09/52 (a)	5,000	5,509
Otis Worldwide Corp.
2.06% 04/05/25 (a)	46,000	46,000
2.57% 02/15/30 (a)	16,000	14,492
3.36% 02/15/50 (a)	26,000	17,933
Owens Corning
3.88% 06/01/30 (a)	39,000	37,197
4.40% 01/30/48 (a)	2,000	1,626
5.70% 06/15/34 (a)	27,000	27,731
5.95% 06/15/54 (a)	8,000	8,004
Pacific Gas & Electric Co.
2.10% 08/01/27 (a)	6,000	5,626
2.50% 02/01/31 (a)	18,000	15,477
3.00% 06/15/28 (a)	14,000	13,159
3.30% 08/01/40 (a)	18,000	13,205
3.50% 08/01/50 (a)	5,000	3,319
4.30% 03/15/45 (a)	14,000	10,944
PacifiCorp
2.70% 09/15/30 (a)	7,000	6,267
2.90% 06/15/52 (a)	63,000	37,804
5.80% 01/15/55 (a)	14,000	13,651
6.25% 10/15/37 (a)	6,000	6,315
Packaging Corp. of America
3.05% 10/01/51 (a)	15,000	9,560
Paramount Global
2.90% 01/15/27 (a)	2,000	1,935
3.70% 06/01/28 (a)	2,000	1,927
5.25% 04/01/44 (a)	3,000	2,409
Parker-Hannifin Corp.
3.25% 06/14/29 (a)	2,000	1,904
4.50% 09/15/29 (a)	36,000	36,032
Patterson-UTI Energy, Inc.
7.15% 10/01/33 (a)	15,000	15,805
PayPal Holdings, Inc.
2.65% 10/01/26 (a)	8,000	7,816
3.25% 06/01/50 (a)	3,000	2,014
PepsiCo, Inc.
1.63% 05/01/30 (a)	2,000	1,744
2.63% 07/29/29 (a)	6,000	5,603
2.75% 10/21/51 (a)	24,000	15,084
Pfizer Investment Enterprises Pte. Ltd.
4.45% 05/19/28 (a)	57,000	57,106
4.75% 05/19/33 (a)	151,000	149,344
5.30% 05/19/53 (a)	4,000	3,797
5.34% 05/19/63 (a)	10,000	9,287
Pfizer, Inc.
2.70% 05/28/50 (a)	25,000	15,409

See Notes to Schedule of Investments.
Elfun Diversified Fund	17

Elfun Diversified Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
3.90% 03/15/39 (a)	$3,000	$2,587
4.13% 12/15/46 (a)	3,000	2,458
4.40% 05/15/44 (a)	2,000	1,751
Philip Morris International, Inc.
1.50% 05/01/25 (a)	62,000	61,833
2.10% 05/01/30 (a)	2,000	1,770
3.38% 08/15/29 (a)	3,000	2,861
4.13% 03/04/43 (a)	2,000	1,648
5.13% 02/15/30 (a)	84,000	85,674
5.25% 02/13/34 (a)	97,000	97,875
5.63% 11/17/29 (a)	18,000	18,766
Phillips 66 Co.
2.15% 12/15/30 (a)	45,000	39,070
3.15% 12/15/29 (a)	27,000	25,209
3.30% 03/15/52 (a)	15,000	9,577
3.75% 03/01/28 (a)	3,000	2,934
4.68% 02/15/45 (a)	5,000	4,205
Pilgrim's Pride Corp.
6.25% 07/01/33 (a)	4,000	4,147
6.88% 05/15/34 (a)	22,000	23,741
Pioneer Natural Resources Co.
1.13% 01/15/26 (a)	42,000	40,900
2.15% 01/15/31 (a)	36,000	31,385
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29 (a)	7,000	6,595
PPL Capital Funding, Inc.
3.10% 05/15/26 (a)	9,000	8,849
Precision Castparts Corp.
4.38% 06/15/45 (a)	3,000	2,612
Progressive Corp.
3.00% 03/15/32 (a)	21,000	18,778
3.70% 03/15/52 (a)	5,000	3,723
Prologis LP
3.05% 03/01/50 (a)	3,000	1,964
3.25% 06/30/26 (a)	2,000	1,973
5.00% 03/15/34 (a)	8,000	7,946
5.25% 03/15/54 (a)	8,000	7,569
Prudential Financial, Inc.
3.94% 12/07/49 (a)	10,000	7,621
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70% 09/15/48 (a)(d)	4,000	4,003
Public Service Co. of Colorado
3.70% 06/15/28 (a)	7,000	6,848
Public Storage Operating Co.
5.35% 08/01/53 (a)	9,000	8,629
PVH Corp.
4.63% 07/10/25 (a)	25,000	24,967
QUALCOMM, Inc.
4.30% 05/20/47 (a)	3,000	2,526
4.50% 05/20/52 (a)	20,000	17,040
Quest Diagnostics, Inc.
2.95% 06/30/30 (a)	2,000	1,836
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30 (a)	15,000	12,793
Regions Financial Corp.
1.80% 08/12/28 (a)	48,000	43,660
	Principal Amount	Fair Value
Regions Financial Corp. (5.72% fixed rate until 06/06/29; 1.49% + SOFR thereafter)
5.72% 06/06/30 (a)(d)	$130,000	$133,124
RenaissanceRe Holdings Ltd.
5.75% 06/05/33 (a)	21,000	21,368
Rio Tinto Finance USA Ltd.
2.75% 11/02/51 (a)	4,000	2,436
Rio Tinto Finance USA PLC
5.25% 03/14/35 (a)	15,000	15,117
5.75% 03/14/55 (a)	20,000	20,040
5.88% 03/14/65 (a)	20,000	20,220
Rockwell Automation, Inc.
2.80% 08/15/61 (a)	6,000	3,475
4.20% 03/01/49 (a)	3,000	2,495
Rogers Communications, Inc.
5.00% 03/15/44 (a)	3,000	2,658
Ross Stores, Inc.
4.70% 04/15/27 (a)	2,000	1,999
Royal Caribbean Cruises Ltd.
5.63% 09/30/31 (a)(h)	94,000	92,344
Royalty Pharma PLC
1.20% 09/02/25 (a)	10,000	9,858
1.75% 09/02/27 (a)	3,000	2,800
2.20% 09/02/30 (a)	2,000	1,730
3.30% 09/02/40 (a)	2,000	1,476
5.40% 09/02/34 (a)	13,000	12,836
RTX Corp.
1.90% 09/01/31 (a)	60,000	50,247
2.82% 09/01/51 (a)	50,000	30,549
3.13% 05/04/27 (a)	27,000	26,265
3.50% 03/15/27 (a)	3,000	2,947
3.95% 08/16/25 (a)	2,000	1,995
4.15% 05/15/45 (a)	3,000	2,454
4.45% 11/16/38 (a)	4,000	3,643
6.10% 03/15/34 (a)	24,000	25,737
6.40% 03/15/54 (a)	19,000	20,781
Ryder System, Inc.
2.90% 12/01/26 (a)	31,000	30,155
Salesforce, Inc.
1.95% 07/15/31 (a)	19,000	16,347
2.70% 07/15/41 (a)	15,000	10,695
Sands China Ltd.
5.13% 08/08/25 (a)	200,000	199,856
Schlumberger Holdings Corp.
3.90% 05/17/28 (a)(h)	9,000	8,859
5.00% 06/01/34 (a)(h)	72,000	70,818
Sealed Air Corp.
1.57% 10/15/26 (a)(h)	73,000	69,459
Selective Insurance Group, Inc.
5.38% 03/01/49 (a)	2,000	1,827
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13% 04/01/52 (a)(d)	33,000	31,062
Shell Finance U.S., Inc.
2.38% 11/07/29 (a)	29,000	26,545
3.25% 04/06/50 (a)	7,000	4,827
3.75% 09/12/46 (a)	5,000	3,849
Shell International Finance BV
3.13% 11/07/49 (a)	12,000	8,039
Simon Property Group LP
3.38% 06/15/27 (a)	3,000	2,935

See Notes to Schedule of Investments.
18	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Smith & Nephew PLC
5.40% 03/20/34 (a)	$13,000	$13,017
Sonoco Products Co.
4.60% 09/01/29 (a)	42,000	41,400
5.00% 09/01/34 (a)	36,000	34,500
South Bow USA Infrastructure Holdings LLC
5.58% 10/01/34 (a)(h)	70,000	68,545
Southern California Edison Co.
4.00% 04/01/47 (a)	19,000	14,144
4.20% 03/01/29 (a)	15,000	14,580
5.65% 10/01/28 (a)	203,000	207,870
Southern Co.
3.25% 07/01/26 (a)	3,000	2,953
3.70% 04/30/30 (a)	34,000	32,391
Southwest Airlines Co.
2.63% 02/10/30 (a)	15,000	13,455
Southwestern Electric Power Co.
2.75% 10/01/26 (a)	3,000	2,919
Spectra Energy Partners LP
3.38% 10/15/26 (a)	3,000	2,946
4.50% 03/15/45 (a)	2,000	1,646
Starbucks Corp.
4.00% 11/15/28 (a)	2,000	1,968
Stryker Corp.
1.95% 06/15/30 (a)	19,000	16,648
Sumitomo Mitsui Financial Group, Inc.
6.18% 07/13/43 (a)	35,000	37,959
Suncor Energy, Inc.
4.00% 11/15/47 (a)	3,000	2,249
Synopsys, Inc.
4.85% 04/01/30 (a)	50,000	50,331
5.15% 04/01/35 (a)	30,000	30,152
5.70% 04/01/55 (a)	30,000	29,765
Sysco Corp.
5.95% 04/01/30 (a)	2,000	2,095
6.60% 04/01/50 (a)	3,000	3,256
Take-Two Interactive Software, Inc.
3.70% 04/14/27 (a)	47,000	46,220
4.00% 04/14/32 (a)	5,000	4,672
Tampa Electric Co.
2.40% 03/15/31 (a)	21,000	18,371
3.45% 03/15/51 (a)	12,000	8,359
4.35% 05/15/44 (a)	12,000	10,126
Tanger Properties LP
2.75% 09/01/31 (a)	44,000	37,938
Tapestry, Inc.
3.05% 03/15/32 (a)	20,000	17,304
4.13% 07/15/27 (a)	3,000	2,962
5.10% 03/11/30 (a)	170,000	169,991
5.50% 03/11/35 (a)	45,000	44,464
Targa Resources Corp.
6.50% 03/30/34 (a)	54,000	57,671
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00% 01/15/28 (a)	51,000	50,995
Target Corp.
1.95% 01/15/27 (a)	4,000	3,851
Texas Instruments, Inc.
3.88% 03/15/39 (a)	3,000	2,643
Thermo Fisher Scientific, Inc.
2.80% 10/15/41 (a)	9,000	6,439
	Principal Amount	Fair Value
Time Warner Cable LLC
6.55% 05/01/37 (a)	$2,000	$1,981
T-Mobile USA, Inc.
3.50% 04/15/31 (a)	76,000	70,408
3.75% 04/15/27 (a)	29,000	28,579
4.50% 04/15/50 (a)	8,000	6,646
4.80% 07/15/28 (a)	64,000	64,452
5.50% 01/15/55 (a)	8,000	7,603
Toronto-Dominion Bank
3.20% 03/10/32 (a)	45,000	40,132
4.46% 06/08/32 (a)	20,000	19,299
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 yr. USD Swap thereafter)
3.63% 09/15/31 (a)(d)	23,000	22,526
TotalEnergies Capital International SA
2.83% 01/10/30 (a)	85,000	79,357
Tractor Supply Co.
5.25% 05/15/33 (a)	14,000	14,105
Trane Technologies Financing Ltd.
3.80% 03/21/29 (a)	5,000	4,868
TransCanada PipeLines Ltd.
4.25% 05/15/28 (a)	16,000	15,793
4.88% 01/15/26 (a)	4,000	3,999
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 mo. Term SOFR thereafter)
5.63% 05/20/75 (a)(d)	27,000	26,985
Transcontinental Gas Pipe Line Co. LLC
4.00% 03/15/28 (a)	3,000	2,944
Travelers Cos., Inc.
2.55% 04/27/50 (a)	26,000	15,571
Truist Financial Corp. (6.67% fixed rate until 09/01/25; 3.00% + 5 yr. CMT thereafter)
6.67% 09/01/25 (a)(d)	43,000	42,817
TWDC Enterprises 18 Corp.
4.13% 06/01/44 (a)	2,000	1,664
Tyco Electronics Group SA
3.13% 08/15/27 (a)	3,000	2,916
Tyson Foods, Inc.
5.40% 03/15/29 (a)	14,000	14,317
5.70% 03/15/34 (a)	18,000	18,415
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97% 07/22/33 (a)(d)	41,000	39,392
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68% 01/23/35 (a)(d)	85,000	86,875
UDR, Inc.
2.10% 08/01/32 (a)	6,000	4,875
3.00% 08/15/31 (a)	3,000	2,670
Union Pacific Corp.
3.55% 05/20/61 (a)	11,000	7,458
3.60% 09/15/37 (a)	3,000	2,571
3.80% 04/06/71 (a)	6,000	4,121
4.10% 09/15/67 (a)	5,000	3,708
United Parcel Service, Inc.
5.50% 05/22/54 (a)	13,000	12,711
UnitedHealth Group, Inc.
2.00% 05/15/30 (a)	10,000	8,836

See Notes to Schedule of Investments.
Elfun Diversified Fund	19

Elfun Diversified Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
4.20% 05/15/32 (a)	$78,000	$74,931
4.45% 12/15/48 (a)	5,000	4,171
4.75% 07/15/45 - 05/15/52 (a)	51,000	44,161
5.05% 04/15/53 (a)	10,000	9,032
5.20% 04/15/63 (a)	19,000	17,130
6.05% 02/15/63 (a)	2,000	2,059
Utah Acquisition Sub, Inc.
3.95% 06/15/26 (a)	54,000	53,287
Vale Overseas Ltd.
6.13% 06/12/33 (a)	38,000	38,974
6.40% 06/28/54 (a)	20,000	19,884
Ventas Realty LP
3.25% 10/15/26 (a)	10,000	9,805
5.63% 07/01/34 (a)	15,000	15,253
Verisk Analytics, Inc.
5.25% 06/05/34 (a)	36,000	36,208
Verizon Communications, Inc.
2.36% 03/15/32 (a)	85,000	71,896
2.55% 03/21/31 (a)	14,000	12,336
3.00% 03/22/27 (a)	30,000	29,196
3.40% 03/22/41 (a)	9,000	6,922
3.55% 03/22/51 (a)	4,000	2,852
3.70% 03/22/61 (a)	8,000	5,506
4.40% 11/01/34 (a)	47,000	44,378
4.86% 08/21/46 (a)	10,000	8,955
Viatris, Inc.
4.00% 06/22/50 (a)	6,000	3,917
Virginia Electric & Power Co.
4.00% 11/15/46 (a)	7,000	5,496
Vistra Operations Co. LLC
6.00% 04/15/34 (a)(h)	18,000	18,276
Vontier Corp.
2.40% 04/01/28 (a)	22,000	20,397
2.95% 04/01/31 (a)	21,000	18,233
Vornado Realty LP
2.15% 06/01/26 (a)	34,000	32,794
Vulcan Materials Co.
3.90% 04/01/27 (a)	2,000	1,976
Walmart, Inc.
1.80% 09/22/31 (a)	7,000	5,999
2.50% 09/22/41 (a)	7,000	4,906
2.65% 09/22/51 (a)	2,000	1,250
Walt Disney Co.
2.65% 01/13/31 (a)	17,000	15,353
3.38% 11/15/26 (a)	2,000	1,974
3.60% 01/13/51 (a)	3,000	2,206
4.75% 11/15/46 (a)	2,000	1,786
6.65% 11/15/37 (a)	6,000	6,807
Warnermedia Holdings, Inc.
4.28% 03/15/32 (a)	76,000	66,971
5.05% 03/15/42 (a)	13,000	10,391
5.14% 03/15/52 (a)	4,000	2,916
5.39% 03/15/62 (a)	4,000	2,887
WEC Energy Group, Inc.
3.55% 06/15/25 (a)	6,000	5,978
Wells Fargo & Co.
4.15% 01/24/29 (a)	167,000	164,553
4.75% 12/07/46 (a)	15,000	12,643
5.88% 06/15/25 (a)(d)	48,000	47,993
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39% 06/02/28 (a)(d)	186,000	177,459
	Principal Amount	Fair Value
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07% 04/30/41 (a)(d)	$21,000	$15,646
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 3 mo. Term SOFR thereafter)
3.20% 06/17/27 (a)(d)	184,000	180,995
Wells Fargo & Co. (5.24% fixed rate until 01/24/30; 1.11% + SOFR thereafter)
5.24% 01/24/31 (a)(d)	132,000	134,182
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR thereafter)
5.50% 01/23/35 (a)(d)	24,000	24,313
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49% 10/23/34 (a)(d)	28,000	30,212
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11% 07/24/34 (a)(d)	5,000	4,775
Williams Cos., Inc.
3.75% 06/15/27 (a)	2,000	1,966
4.85% 03/01/48 (a)	3,000	2,592
4.90% 01/15/45 (a)	8,000	7,049
5.30% 08/15/52 (a)	7,000	6,418
5.40% 03/04/44 (a)	3,000	2,829
Willis North America, Inc.
3.88% 09/15/49 (a)	4,000	2,928
Workday, Inc.
3.50% 04/01/27 (a)	17,000	16,667
3.70% 04/01/29 (a)	34,000	32,751
Zoetis, Inc.
3.00% 09/12/27 (a)	3,000	2,900
3.90% 08/20/28 (a)	3,000	2,945
5.60% 11/16/32 (a)	37,000	38,538
Total Corporate Notes (Cost $19,707,965)		19,090,023
Non-Agency Collateralized Mortgage Obligations - 1.7%
Bank
3.18% 09/15/60	617,000	594,185
4.41% 11/15/61 (d)	320,000	316,073
BPR Trust 1 mo. Term SOFR + 1.90%
6.22% 04/15/37 (d)(h)	117,967	117,967
Cantor Commercial Real Estate Lending
3.01% 01/15/53	139,000	127,526
CD Mortgage Trust
2.91% 08/15/57	246,000	223,499
Citigroup Commercial Mortgage Trust
3.72% 12/10/49 (d)	119,583	115,828
3.78% 09/10/58	100,000	99,410
4.03% 12/10/49 (d)	78,331	73,215
COMM Mortgage Trust
3.92% 10/15/45 (h)	95,164	88,974
GS Mortgage Securities Trust
2.75% 09/10/52	419,000	388,298
3.05% 11/10/52	493,000	455,079
3.67% 03/10/50	240,062	233,139
4.14% 03/10/51 (d)	73,000	68,666
4.42% 11/10/48 (d)	117,000	94,605

See Notes to Schedule of Investments.
20	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2025 (Unaudited)

	Principal Amount	Fair Value
JPMBB Commercial Mortgage Securities Trust
4.58% 11/15/48 (d)	$71,000	$30,481
MASTR Alternative Loan Trust
5.00% 08/25/18 (e)	229	9
Morgan Stanley Bank of America Merrill Lynch Trust
0.48% 03/15/48 (d)(e)	25,848	5
Total Non-Agency Collateralized Mortgage Obligations (Cost $3,440,392)		3,026,959
Municipal Bonds and Notes - 0.0% *
State of California, CA
4.60% 04/01/38	50,000	47,840
Total Municipal Bonds and Notes (Cost $50,913)		47,840
Total Bonds and Notes (Cost $60,486,150)		58,642,327

	Number of Shares
Exchange Traded & Mutual Funds - 24.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio (Cost $37,151,764)	362,386	43,892,194
Total Investments in Securities (Cost $131,789,656)		166,537,064
Short-Term Investments - 12.6%
Dreyfus Treasury & Agency Cash Management Institutional Shares 4.21%	3,929,077	3,929,077
State Street Institutional Treasury Money Market Fund - Premier Class 4.29% (i)(j)	7,044,609	7,044,609
State Street Institutional Treasury Plus Fund - Premier Class 4.28% (i)(j)	3,929,079	3,929,079
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.33% (i)(j)	7,397,121	7,397,121
Total Short-Term Investments (Cost $22,299,886)		22,299,886
Total Investments (Cost $154,089,542)		188,836,950
Liabilities in Excess of Other Assets, net - (7.0)%		(12,329,073)
NET ASSETS - 100.0%		$176,507,877
See Notes to Schedule of Investments.
Elfun Diversified Fund	21

Elfun Diversified Fund
Schedule of Investments
March 31, 2025 (Unaudited)

Other Information:

Centrally Cleared Credit Default Swaps:

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$3,300	1.00%/ Quarterly	06/20/30	$(58,284)	$(58,284)	$—

The Fund had the following long futures contracts open at March 31, 2025:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	June 2025	2	$563,537	$565,325	$1,788
Ultra Long-Term U.S. Treasury Bond Futures	June 2025	13	1,599,837	1,589,250	(10,587)
U.S. Long Bond Futures	June 2025	7	821,639	820,969	(670)
2 Yr. U.S. Treasury Notes Futures	June 2025	4	826,101	828,687	2,586
5 Yr. U.S. Treasury Notes Futures	June 2025	83	8,891,297	8,976,969	85,672
10 Yr. U.S. Treasury Ultra Futures	June 2025	12	1,365,522	1,369,500	3,978
					$82,767

The Fund had the following short futures contracts open at March 31, 2025:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	June 2025	8	$(878,672)	$(889,750)	$(11,078)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At March 31, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(b)	Non-income producing security.
(c)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's sub-administrator, custodian and accounting agent.
(d)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(f)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(g)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
See Notes to Schedule of Investments.
22	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2025 (Unaudited)

(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to $2,260,808 or 1.28% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(i)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(j)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2025.
*	Less than 0.05%.

Abbreviations:
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$63,598,266	$—	$—	$63,598,266
Foreign Equity	404,277	—	—	404,277
U.S. Treasuries	—	19,176,689	—	19,176,689
Agency Mortgage Backed	—	16,975,117	—	16,975,117
Agency Collateralized Mortgage Obligations	—	325,699	—	325,699
Corporate Notes	—	19,090,023	—	19,090,023
Non-Agency Collateralized Mortgage Obligations	—	3,026,959	—	3,026,959
Municipal Bonds and Notes	—	47,840	—	47,840
Exchange Traded & Mutual Funds	43,892,194	—	—	43,892,194
Short-Term Investments	22,299,886	—	—	22,299,886
Total Investments in Securities	$130,194,623	$58,642,327	$—	$188,836,950
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	—	0(a)	—	—
Long Futures Contracts - Unrealized Appreciation	94,024	—	—	94,024
Long Futures Contracts - Unrealized Depreciation	(11,257)	—	—	(11,257)
Short Futures Contracts - Unrealized Depreciation	(11,078)	—	—	(11,078)
Total Other Financial Instruments	$71,689	$—	$—	$71,689

(a)	The Fund held Level 2 security that was valued at $0 at March 31, 2025.
See Notes to Schedule of Investments.
Elfun Diversified Fund	23

Elfun Diversified Fund
Schedule of Investments
March 31, 2025 (Unaudited)

The Fund was invested in the following countries/territories at March 31, 2025 :
Country/Territory	Percentage (based on Fair Value)
United States	98.48%
United Kingdom	0.37%
Canada	0.30%
Australia	0.16%
Germany	0.16%
Ireland	0.14%
Macau	0.11%
Luxembourg	0.08%
France	0.04%
China	0.03%
Switzerland	0.03%
Brazil	0.03%
Belgium	0.03%
Japan	0.02%
Bermuda	0.01%
Jersey, Channel Islands	0.01%
100.00%
The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2025 (Unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	23.24%	0.00%	23.24%
Semiconductors	3.08%	0.03%	3.11%
Technology Hardware, Storage & Peripherals	2.48%	0.00%	2.48%
Systems Software	2.46%	0.00%	2.46%
Interactive Media & Services	2.07%	0.00%	2.07%
Broadline Retail	1.30%	0.00%	1.30%
Pharmaceuticals	1.16%	0.00%	1.16%
Diversified Banks	1.08%	0.00%	1.08%
Transaction & Payment Processing Services	0.96%	0.00%	0.96%
Application Software	0.85%	0.00%	0.85%
Healthcare Equipment	0.81%	0.00%	0.81%
Aerospace & Defense	0.70%	0.00%	0.70%
Multi-Sector Holdings	0.70%	0.00%	0.70%
Biotechnology	0.65%	0.00%	0.65%
Consumer Staples Merchandise Retail	0.63%	0.00%	0.63%
Integrated Oil & Gas	0.59%	0.00%	0.59%
Automobile Manufacturers	0.58%	0.00%	0.58%
Electric Utilities	0.56%	0.00%	0.56%
Managed Healthcare	0.47%	0.00%	0.47%
Movies & Entertainment	0.45%	0.00%	0.45%
Household Products	0.41%	0.00%	0.41%
Soft Drinks & Non-alcoholic Beverages	0.40%	0.00%	0.40%
Property & Casualty Insurance	0.39%	0.00%	0.39%
Financial Exchanges & Data	0.39%	0.00%	0.39%
Restaurants	0.39%	0.00%	0.39%
Asset Management & Custody Banks	0.36%	0.00%	0.36%
IT Consulting & Other Services	0.22%	0.14%	0.36%
See Notes to Schedule of Investments.
24	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2025 (Unaudited)

Industry	Domestic	Foreign	Total
Home Improvement Retail	0.35%	0.00%	0.35%
Life Sciences Tools & Services	0.34%	0.00%	0.34%
Investment Banking & Brokerage	0.34%	0.00%	0.34%
Communications Equipment	0.30%	0.00%	0.30%
Oil & Gas Exploration & Production	0.30%	0.00%	0.30%
Hotels, Resorts & Cruise Lines	0.29%	0.00%	0.29%
Integrated Telecommunication Services	0.28%	0.00%	0.28%
Industrial Machinery & Supplies & Components	0.26%	0.00%	0.26%
Insurance Brokers	0.25%	0.00%	0.25%
Tobacco	0.25%	0.00%	0.25%
Semiconductor Materials & Equipment	0.23%	0.00%	0.23%
Multi-Utilities	0.23%	0.00%	0.23%
Industrial Gases	0.21%	0.00%	0.21%
Packaged Foods & Meats	0.20%	0.00%	0.20%
Consumer Finance	0.20%	0.00%	0.20%
Construction Machinery & Heavy Transportation Equipment	0.20%	0.00%	0.20%
Electrical Components & Equipment	0.19%	0.00%	0.19%
Rail Transportation	0.18%	0.00%	0.18%
Building Products	0.17%	0.00%	0.17%
Specialty Chemicals	0.17%	0.00%	0.17%
Oil & Gas Storage & Transportation	0.17%	0.00%	0.17%
Healthcare Services	0.16%	0.00%	0.16%
Industrial Conglomerates	0.15%	0.00%	0.15%
Human Resource & Employment Services	0.14%	0.00%	0.14%
Cable & Satellite	0.13%	0.00%	0.13%
Apparel Retail	0.13%	0.00%	0.13%
Life & Health Insurance	0.12%	0.00%	0.12%
Telecom Tower REITs	0.12%	0.00%	0.12%
Healthcare Distributors	0.12%	0.00%	0.12%
Air Freight & Logistics	0.12%	0.00%	0.12%
Environmental & Facilities Services	0.12%	0.00%	0.12%
Health Care REITs	0.11%	0.00%	0.11%
Automotive Retail	0.11%	0.00%	0.11%
Passenger Ground Transportation	0.11%	0.00%	0.11%
Regional Banks	0.10%	0.00%	0.10%
Retail REITs	0.10%	0.00%	0.10%
Oil & Gas Refining & Marketing	0.10%	0.00%	0.10%
Multi-Family Residential REITs	0.09%	0.00%	0.09%
Diversified Support Services	0.09%	0.00%	0.09%
Data Center REITs	0.09%	0.00%	0.09%
See Notes to Schedule of Investments.
Elfun Diversified Fund	25

Elfun Diversified Fund
Schedule of Investments
March 31, 2025 (Unaudited)

Industry	Domestic	Foreign	Total
Oil & Gas Equipment & Services	0.09%	0.00%	0.09%
Wireless Telecommunication Services	0.09%	0.00%	0.09%
Trading Companies & Distributors	0.09%	0.00%	0.09%
Electronic Components	0.08%	0.00%	0.08%
Agricultural & Farm Machinery	0.08%	0.00%	0.08%
Home Building	0.08%	0.00%	0.08%
Paper & Plastic Packaging Products & Materials	0.07%	0.00%	0.07%
Research & Consulting Services	0.07%	0.00%	0.07%
Industrial REITs	0.07%	0.00%	0.07%
Footwear	0.07%	0.00%	0.07%
Self Storage REITs	0.06%	0.00%	0.06%
Electronic Equipment & Instruments	0.06%	0.00%	0.06%
Heavy Electrical Equipment	0.06%	0.00%	0.06%
Real Estate Services	0.05%	0.00%	0.05%
Fertilizers & Agricultural Chemicals	0.05%	0.00%	0.05%
Passenger Airlines	0.05%	0.00%	0.05%
Interactive Home Entertainment	0.05%	0.00%	0.05%
Healthcare Facilities	0.05%	0.00%	0.05%
Copper	0.04%	0.00%	0.04%
Electronic Manufacturing Services	0.01%	0.03%	0.04%
Personal Care Products	0.04%	0.00%	0.04%
Construction Materials	0.04%	0.00%	0.04%
Internet Services & Infrastructure	0.04%	0.00%	0.04%
Multi-Line Insurance	0.04%	0.00%	0.04%
Other Specialized REITs	0.04%	0.00%	0.04%
Gold	0.04%	0.00%	0.04%
Apparel, Accessories & Luxury Goods	0.04%	0.00%	0.04%
Diversified Financial Services	0.04%	0.00%	0.04%
Independent Power Producers & Energy Traders	0.03%	0.00%	0.03%
Healthcare Supplies	0.03%	0.00%	0.03%
Distillers & Vintners	0.03%	0.00%	0.03%
Steel	0.03%	0.00%	0.03%
Construction & Engineering	0.03%	0.00%	0.03%
Food Distributors	0.03%	0.00%	0.03%
Commodity Chemicals	0.03%	0.00%	0.03%
Cargo Ground Transportation	0.03%	0.00%	0.03%
Food Retail	0.03%	0.00%	0.03%
Distributors	0.03%	0.00%	0.03%
Other Specialty Retail	0.03%	0.00%	0.03%
Water Utilities	0.02%	0.00%	0.02%
Agricultural Products & Services	0.02%	0.00%	0.02%
Gas Utilities	0.02%	0.00%	0.02%
See Notes to Schedule of Investments.
26	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2025 (Unaudited)

Industry	Domestic	Foreign	Total
Timber REITs	0.02%	0.00%	0.02%
Data Processing & Outsourced Services	0.02%	0.00%	0.02%
Advertising	0.02%	0.00%	0.02%
Casinos & Gaming	0.02%	0.00%	0.02%
Consumer Electronics	0.02%	0.00%	0.02%
Broadcasting	0.02%	0.00%	0.02%
Office REITs	0.01%	0.00%	0.01%
Technology Distributors	0.01%	0.00%	0.01%
Hotel & Resort REITs	0.01%	0.00%	0.01%
Drug Retail	0.01%	0.00%	0.01%
Reinsurance	0.01%	0.00%	0.01%
Metal, Glass & Plastic Containers	0.01%	0.00%	0.01%
Brewers	0.01%	0.00%	0.01%
Computer & Electronics Retail	0.01%	0.00%	0.01%
Leisure Products	0.01%	0.00%	0.01%
Publishing	0.01%	0.00%	0.01%
Home Furnishing Retail	0.01%	0.00%	0.01%
Single-Family Residential REITs	0.01%	0.00%	0.01%
Automotive Parts & Equipment	0.00%	0.01%	0.01%
Home Furnishings	0.00%	0.00%	0.00%***
			57.13%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	10.16%
Corporate Notes	10.11%
Agency Mortgage Backed	8.99%
Non-Agency Collateralized Mortgage Obligations	1.60%
Agency Collateralized Mortgage Obligations	0.17%
Municipal Bonds and Notes	0.03%
31.06%

Short-Term Investments	Percentage (based on Fair Value)
Short-Term Investments	11.81%
11.81%
100.00%

***	Less than 0.005%.
See Notes to Schedule of Investments.
Elfun Diversified Fund	27

Elfun Diversified Fund
Schedule of Investments
March 31, 2025 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Corp.	427	$41,910	$1,800	$6,920	$1,605	$(4,911)	374	$33,484	$325
State Street Global All Cap Equity ex-U.S. Index Portfolio	340,991	39,132,093	4,090,000	1,770,000	162,321	2,277,780	362,386	43,892,194	—
State Street Institutional Treasury Money Market Fund - Premier Class	5,986,770	5,986,770	2,658,969	1,601,130	—	—	7,044,609	7,044,609	70,463
State Street Institutional Treasury Plus Fund - Premier Class	5,751,543	5,751,543	245,662	2,068,126	—	—	3,929,079	3,929,079	50,772
State Street Institutional U.S. Government Money Market Fund - Class G Shares	6,332,949	6,332,949	3,510,479	2,446,307	—	—	7,397,121	7,397,121	76,109
TOTAL		$57,245,265	$10,506,910	$7,892,483	$163,926	$2,272,869		$62,296,487	$197,669
See Notes to Schedule of Investments.
28	Elfun Diversified Fund

Elfun Diversified Fund
Notes to Schedule of Investments
March 31, 2025 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2025 is disclosed in the Fund’s Schedule of Investments.
29

Elfun Diversified Fund
Notes to Schedule of Investments
March 31, 2025 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period.
Futures Contracts
The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Summary Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2025, the Fund entered into futures contracts for the management of interest rate risk and for the equitization of cash.
Credit Default Swaps
During the period ended  March 31, 2025, the State Street Income Fund engaged in credit default swaps to manage credit risk. When the State Street Income Fund is the buyer in a credit default swap contract, the State Street Income Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the State Street Income Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the State Street Income Fund loses its investment and recovers nothing. However, if a credit event occurs, the State Street Income Fund receives full notional value for a referenced debt obligation that may have little or no value. When the State Street Income Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the State Street Income Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the State Street Income Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the State Street Income Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the State Street Income Fund for the same referenced obligation.
As the seller, the State Street Income Fund may create economic leverage to its portfolio because, in addition to its total net assets, the State Street Income Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The State Street Income Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the State Street Income Fund had invested in the referenced debt obligation directly. If the State Street Income Fund is a buyer of a credit default swap and no credit event occurs, the State Street Income Fund will not earn any return on its investment. If the State Street Income Fund is a seller of a credit default swap, the State Street Income Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the State Street Income Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
To-Be-Announced Transactions
The State Street Income Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
30

Elfun Diversified Fund
Notes to Schedule of Investments
March 31, 2025 (Unaudited)

The State Street Income Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the State Street Income Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The State Street Income Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the State Street Income Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the State Street Income Fund will enter into TBA transactions only with established counterparties. The State Street Income Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period ended March 31, 2025, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
31